First Trust STOXX® European Select Dividend Index Fund (FDD)

Portfolio of Investments
June 30, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 99.1%
	Belgium — 2.4%
238,210	Proximus S.A., DP (b)	$4,854,005

	Denmark — 2.8%
103,080	Pandora A/S (b)	5,629,662

	Finland — 4.7%
255,936	Fortum OYJ (b)	4,882,757
203,930	Nokian Renkaat OYJ (b)	4,482,646
		9,365,403

	France — 10.6%
45,873	Covivio (b)	3,327,319
305,663	Klepierre S.A. (b)	6,109,813
167,183	Publicis Groupe S.A. (b)	5,430,918
165,186	TOTAL S.A. (b)	6,369,281
		21,237,331

	Germany — 15.1%
21,791	Allianz SE (b)	4,452,805
104,362	BASF SE (b)	5,861,916
146,757	Bayerische Motoren Werke AG (Preference Shares) (b)	7,128,994
178,859	Deutsche Post AG (b)	6,567,650
107,748	Porsche Automobil Holding SE (Preference Shares) (b)	6,240,600
		30,251,965

	Italy — 12.7%
305,544	Assicurazioni Generali S.p.A. (b)	4,641,275
1,185,254	Mediobanca Banca di Credito Finanziario S.p.A. (b)	8,559,029
1,056,615	Snam S.p.A. (b)	5,151,136
18,457,852	Telecom Italia S.p.A. (b)	7,183,793
		25,535,233

	Netherlands — 10.3%
4,209,367	Aegon N.V. (b)	12,442,697
242,731	NN Group N.V. (b)	8,157,610
		20,600,307

	Spain — 4.0%
1,668,593	Bankinter S.A. (b)	7,997,738

	Switzerland — 14.5%
125,810	LafargeHolcim Ltd. (b)	5,542,690
16,726	Swiss Life Holding AG (b)	6,222,387
53,642	Swiss Re AG (b)	4,159,108
784,520	UBS Group AG (b)	9,060,472
11,361	Zurich Insurance Group AG (b)	4,025,549
		29,010,206

	United Kingdom — 22.0%
283,422	GlaxoSmithKline PLC (b)	5,725,018
4,019,287	Legal & General Group PLC (b)	10,957,527
625,327	Royal Dutch Shell PLC, Class B (b)	9,480,110
377,024	SSE PLC (b)	6,384,172

Shares	Description	Value
	Common Stocks (a) (Continued)
	United Kingdom (Continued)
3,518,009	Standard Life Aberdeen PLC (b)	$11,657,585
		44,204,412

	Total Investments — 99.1%	198,686,262
	(Cost $204,491,134) (c)
	Net Other Assets and Liabilities — 0.9%	1,769,545
	Net Assets — 100.0%	$200,455,807

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At June 30, 2020, securities noted as such are valued at $198,686,262 or 99.1% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange (“NYSE”) close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $12,966,612 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $18,771,484. The net unrealized depreciation was $5,804,872.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of June 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$—	$198,686,262	$—

* See Portfolio of Investments for country breakout.

First Trust STOXX® European Select Dividend Index Fund (FDD)

Portfolio of Investments (Continued)
June 30, 2020 (Unaudited)

Sector Allocation	% of Total Long-Term Investments
Financials	46.5%
Consumer Discretionary	11.8
Communication Services	8.8
Utilities	8.3
Energy	8.0
Materials	5.7
Real Estate	4.7
Industrials	3.3
Health Care	2.9
Total	100.0%

Currency Exposure Diversification	% of Total Investments
Euro	60.3%
British Pound Sterling	22.3
Swiss Franc	14.6
Danish Krone	2.8
Total	100.0%

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (FFR)

Portfolio of Investments
June 30, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 99.6%
	Australia — 3.3%
196,196	BGP Holdings PLC (b) (c) (d) (e) (f)	$0
12,268	BWP Trust (b)	32,633
10,873	Charter Hall Long Wale REIT (b)	32,436
11,937	Charter Hall Retail REIT (b)	27,789
60,735	Cromwell Property Group (b)	37,961
27,537	Dexus (b)	176,741
49,156	GPT Group (The) (b)	142,803
99,164	Mirvac Group (b)	149,797
23,889	National Storage REIT (b)	30,572
130,856	Scentre Group (b)	198,657
26,657	Shopping Centres Australasia Property Group (b)	40,188
60,115	Stockland (b)	139,394
94,588	Vicinity Centres (b)	94,806
		1,103,777

	Austria — 0.2%
1,737	CA Immobilien Anlagen AG (b)	58,075

	Belgium — 1.1%
683	Aedifica S.A. (b)	74,795
130	Ascencio (b)	6,900
542	Befimmo S.A. (b)	24,304
651	Cofinimmo S.A. (b)	89,775
558	Intervest Offices & Warehouses N.V. (b)	14,379
61	Leasinvest Real Estate S.C.A. (b)	6,286
320	Montea C.V.A. (b)	32,191
253	Retail Estates N.V. (b)	17,073
3,328	Warehouses De Pauw C.V.A. (b)	91,430
60	Wereldhave Belgium Comm VA (b)	3,715
385	Xior Student Housing N.V. (b) (g)	20,694
		381,542

	Bermuda — 0.4%
29,222	Hongkong Land Holdings Ltd. (b)	121,550

	Canada — 2.8%
3,066	Allied Properties Real Estate Investment Trust	92,504
3,003	Artis Real Estate Investment Trust	16,700
952	Boardwalk Real Estate Investment Trust	20,834
4,268	Canadian Apartment Properties REIT	152,756
5,405	Chartwell Retirement Residences	37,305
6,436	Choice Properties Real Estate Investment Trust	60,397
4,230	Cominar Real Estate Investment Trust	25,487
2,322	Crombie Real Estate Investment Trust	21,893
3,822	Dream Industrial Real Estate Investment Trust	30,067

Shares	Description	Value
	Common Stocks (a) (Continued)
	Canada (Continued)
1,086	Dream Office Real Estate Investment Trust	$16,415
5,433	First Capital Real Estate Investment Trust	55,547
1,361	Granite Real Estate Investment Trust	70,235
7,093	H&R Real Estate Investment Trust	50,993
2,823	InterRent Real Estate Investment Trust	29,798
2,432	Killam Apartment Real Estate Investment Trust	31,385
1,466	Northview Apartment Real Estate Investment Trust	37,557
3,766	NorthWest Healthcare Properties Real Estate Investment Trust	29,959
7,978	RioCan Real Estate Investment Trust	90,264
3,278	SmartCentres Real Estate Investment Trust	50,488
3,135	Summit Industrial Income REIT	26,441
1,341	WPT Industrial Real Estate Investment Trust	17,299
		964,324

	Cayman Islands — 1.8%
67,807	CK Asset Holdings Ltd. (b)	406,624
41,608	Wharf Real Estate Investment Co., Ltd. (b)	199,744
		606,368

	Finland — 0.3%
1,936	Citycon OYJ (b)	13,499
4,538	Kojamo OYJ (b)	95,904
		109,403

	France — 1.2%
943	Carmila S.A. (b)	12,977
1,168	Covivio (b)	84,719
1,307	Gecina S.A. (b)	161,423
801	ICADE (b)	55,932
4,776	Klepierre S.A. (b)	95,466
1,547	Mercialys S.A. (b)	12,969
		423,486

	Germany — 4.9%
4,482	alstria office REIT-AG (b) (c)	66,706
1,288	Deutsche EuroShop AG (b) (c)	18,202
9,079	Deutsche Wohnen SE (b)	407,969
1,761	Hamborner REIT AG (b)	17,272
1,741	LEG Immobilien AG (b)	220,820
3,183	TAG Immobilien AG (b)	76,022
336	TLG Immobilien AG (b) (c)	6,596
13,684	Vonovia SE (b)	836,404
		1,649,991

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (FFR)

Portfolio of Investments (Continued)
June 30, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks (a) (Continued)
	Guernsey — 0.1%
6,086	BMO Real Estate Investments Ltd. (b)	$4,218
9,276	Regional REIT Ltd. (b) (g) (h)	8,141
13,155	Schroder Real Estate Investment Trust Ltd. (b)	4,920
24,065	Sirius Real Estate Ltd. (b)	22,857
10,258	Standard Life Investment Property Income Trust Ltd. (b)	7,680
		47,816

	Hong Kong — 4.2%
49,442	Champion REIT (b)	25,825
50,671	Hang Lung Properties Ltd. (b)	120,459
15,014	Hysan Development Co., Ltd. (b)	48,469
51,820	Link REIT (b)	425,451
35,905	New World Development Co., Ltd.	170,480
83,752	Sino Land Co., Ltd. (b)	105,963
35,592	Sun Hung Kai Properties Ltd. (b)	454,696
26,555	Swire Properties Ltd. (b)	67,799
		1,419,142

	Ireland — 0.1%
17,281	Hibernia REIT PLC (b)	21,817
11,036	Irish Residential Properties REIT PLC	17,532
		39,349

	Isle of Man — 0.0%
6,432	RDI REIT PLC (b)	6,569

	Israel — 0.2%
3,441	Amot Investments Ltd. (b)	15,688
922	Azrieli Group Ltd. (b)	42,022
		57,710

	Italy — 0.0%
1,655	Immobiliare Grande Distribuzione SIIQ S.p.A. (b)	6,551

	Japan — 11.5%
17	Activia Properties, Inc. (b)	58,907
33	Advance Residence Investment Corp. (b)	98,200
3,027	AEON Mall Co., Ltd. (b)	40,225
39	AEON REIT Investment Corp. (b)	41,465
15	Comforia Residential REIT, Inc. (b)	44,742
51	Daiwa House REIT Investment Corp. (b)	119,983
7	Daiwa Office Investment Corp. (b)	38,661
47	Daiwa Securities Living Investments Corp. (b)	43,772
12	Frontier Real Estate Investment Corp. (b)	37,963
18	Fukuoka REIT Corp. (b)	21,974

Shares	Description	Value
	Common Stocks (a) (Continued)
	Japan (Continued)
24	Global One Real Estate Investment Corp. (b)	$22,277
91	GLP J-REIT (b)	131,500
9,100	Hulic Co., Ltd. (b)	85,913
29	Hulic REIT, Inc. (b)	36,046
30	Ichigo Office REIT Investment Corp. (b)	20,845
43	Industrial & Infrastructure Fund Investment Corp. (b)	69,423
219	Invesco Office J-REIT, Inc. (b)	28,471
123	Invincible Investment Corp. (b)	31,926
31	Japan Excellent, Inc. (b)	36,034
113	Japan Hotel REIT Investment Corp. (b)	46,874
22	Japan Logistics Fund, Inc. (b)	59,750
22	Japan Prime Realty Investment Corp. (b)	64,540
33	Japan Real Estate Investment Corp. (b)	169,360
66	Japan Retail Fund Investment Corp. (b)	82,551
10	Kenedix Office Investment Corp. (b)	55,876
24	Kenedix Residential Next Investment Corp. (b)	41,473
14	Kenedix Retail REIT Corp. (b)	26,212
34	LaSalle Logiport REIT (b)	52,367
42	MCUBS MidCity Investment Corp. (b)	30,601
28,666	Mitsubishi Estate Co., Ltd. (b)	427,175
7	Mitsubishi Estate Logistics REIT Investment Corp. (b)	25,753
23,368	Mitsui Fudosan Co., Ltd. (b)	415,126
10	Mitsui Fudosan Logistics Park, Inc. (b)	44,711
39	Mori Hills REIT Investment Corp. (b)	49,127
25	Mori Trust Sogo REIT, Inc. (b)	30,838
11	Nippon Accommodations Fund, Inc. (b)	63,609
32	Nippon Building Fund, Inc. (b)	182,245
54	Nippon Prologis REIT, Inc. (b)	164,086
11	NIPPON REIT Investment Corp. (b)	35,559
2,800	Nomura Real Estate Holdings, Inc. (b)	52,129
113	Nomura Real Estate Master Fund, Inc. (b)	135,340
66	Orix JREIT, Inc. (b)	86,997
32	Premier Investment Corp. (b)	35,551
101	Sekisui House REIT, Inc. (b)	64,824
9,944	Sumitomo Realty & Development Co., Ltd. (b)	274,481
4,987	Tokyo Tatemono Co., Ltd. (b)	57,400
22	Tokyu REIT, Inc. (b)	30,112

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (FFR)

Portfolio of Investments (Continued)
June 30, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks (a) (Continued)
	Japan (Continued)
75	United Urban Investment Corp. (b)	$80,779
		3,893,773

	Jersey — 0.0%
2,102	Phoenix Spree Deutschland Ltd. (b)	7,678

	Luxembourg — 0.8%
1,101	ADO Properties S.A. (b) (c) (g) (h)	30,030
30,331	Aroundtown S.A. (b) (c)	173,851
2,797	Grand City Properties S.A. (b)	64,689
		268,570

	Multi-National — 0.6%
3,398	Unibail-Rodamco-Westfield (b)	191,534

	Netherlands — 0.1%
1,213	Eurocommercial Properties N.V., CVA (b)	15,644
453	NSI N.V. (b)	17,485
432	Vastned Retail N.V. (b)	9,246
1,016	Wereldhave N.V. (b)	9,365
		51,740

	New Zealand — 0.3%
27,421	Goodman Property Trust (b)	36,016
39,580	Kiwi Property Group Ltd. (b)	26,928
26,625	Precinct Properties New Zealand Ltd. (b)	27,124
		90,068

	Norway — 0.2%
4,205	Entra ASA (b) (g) (h)	53,903

	Singapore — 3.5%
74,100	Ascendas Real Estate Investment Trust (b)	170,016
44,800	Ascott Residence Trust (b)	32,509
68,690	CapitaLand Commercial Trust (b)	84,067
63,130	CapitaLand Ltd. (b)	133,371
60,483	CapitaLand Mall Trust (b)	85,821
19,900	CDL Hospitality Trusts (b)	14,730
11,800	City Developments Ltd. (b)	72,111
33,725	Fortune Real Estate Investment Trust (b)	30,498
17,900	Frasers Centrepoint Trust (b)	29,995
62,800	Frasers Logistics & Commercial Trust (b) (g)	54,098
30,533	Keppel DC REIT (b)	55,916
49,500	Keppel REIT (b)	39,352
35,900	Manulife US Real Estate Investment Trust (b) (g)	27,279
55,221	Mapletree Commercial Trust (b)	77,266
38,700	Mapletree Industrial Trust (b)	80,505
64,153	Mapletree Logistics Trust (b)	90,065

Shares	Description	Value
	Common Stocks (a) (Continued)
	Singapore (Continued)
51,997	Suntec Real Estate Investment Trust (b)	$53,117
12,400	UOL Group Ltd. (b)	60,967
		1,191,683

	Spain — 0.4%
8,192	Inmobiliaria Colonial Socimi S.A. (b) (c)	72,433
1,564	Lar Espana Real Estate Socimi S.A.	8,162
8,360	Merlin Properties Socimi S.A. (b)	69,665
		150,260

	Sweden — 2.0%
1,158	Atrium Ljungberg AB, Class B (b)	16,359
6,793	Castellum AB (b)	127,287
635	Catena AB (b)	25,109
2,115	Dios Fastigheter AB (b)	14,167
6,650	Fabege AB (b)	78,208
2,443	Fastighets AB Balder, Class B (b) (c)	93,472
2,760	Hufvudstaden AB, Class A (b)	34,407
12,771	Klovern AB, Class B (b)	20,314
4,756	Kungsleden AB (b)	35,595
4,424	Nyfosa AB (b) (c)	30,363
2,225	Pandox AB (b) (c)	25,827
23,693	Samhallsbyggnadsbolaget i Norden AB (b)	60,875
4,106	Wallenstam AB, Class B (b)	47,654
3,343	Wihlborgs Fastigheter AB (b)	54,991
		664,628

	Switzerland — 1.3%
354	Allreal Holding AG (b)	70,176
70	Hiag Immobilien Holding AG (b) (c)	6,840
28	Intershop Holding AG (b)	16,759
163	Mobimo Holding AG (b)	47,297
1,085	PSP Swiss Property AG (b)	122,210
1,893	Swiss Prime Site AG (b)	175,605
		438,887

	United Kingdom — 4.3%
5,650	Aberdeen Standard European Logistics Income PLC (g) (h)	7,351
65,898	Assura PLC (b)	63,945
4,066	Big Yellow Group PLC (b)	50,611
23,313	British Land (The) Co. PLC (b)	111,517
18,474	Capital & Counties Properties PLC (b)	33,502
15,685	Civitas Social Housing PLC (b) (g)	21,329
9,774	Custodian REIT PLC	11,009
2,535	Derwent London PLC (b)	87,201
14,786	Empiric Student Property PLC (b)	10,661
11,477	GCP Student Living PLC (b)	17,665
16,685	Grainger PLC (b)	59,205
6,388	Great Portland Estates PLC (b)	50,046

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (FFR)

Portfolio of Investments (Continued)
June 30, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks (a) (Continued)
	United Kingdom (Continued)
19,320	Hammerson PLC (b)	$19,147
2,515	Helical PLC (b)	9,685
5,975	Impact Healthcare REIT PLC (g)	7,093
17,966	Land Securities Group PLC (b)	122,754
22,163	LondonMetric Property PLC (b)	57,852
13,138	LXI REIT PLC (b) (g)	18,525
7,666	NewRiver REIT PLC (b)	5,971
30,303	Primary Health Properties PLC (b)	58,726
5,159	Safestore Holdings PLC (b)	46,501
29,984	Segro PLC (b)	331,621
5,612	Shaftesbury PLC (b)	36,728
11,531	Target Healthcare REIT PLC (b)	15,738
8,012	Triple Point Social Housing REIT PLC (g) (h)	9,729
43,023	Tritax Big Box REIT PLC (b)	77,292
10,661	Tritax EuroBox PLC (b) (g) (h)	13,410
7,326	UNITE Group (The) PLC (b)	85,307
3,358	Workspace Group PLC (b)	27,240
		1,467,361

	United States — 54.0%
2,120	Acadia Realty Trust	27,518
1,330	Agree Realty Corp.	87,394
54	Alexander’s, Inc.	13,009
3,150	Alexandria Real Estate Equities, Inc.	511,087
1,258	American Assets Trust, Inc.	35,023
3,442	American Campus Communities, Inc.	120,332
2,730	American Finance Trust, Inc.	21,663
6,527	American Homes 4 Rent, Class A	175,576
5,035	Americold Realty Trust	182,770
3,723	Apartment Investment & Management Co., Class A	140,134
5,270	Apple Hospitality REIT, Inc.	50,908
1,402	Armada Hoffler Properties, Inc.	13,950
3,540	AvalonBay Communities, Inc.	547,426
3,912	Boston Properties, Inc.	353,567
4,237	Brandywine Realty Trust	46,141
7,448	Brixmor Property Group, Inc.	95,483
1,433	Brookfield Property REIT, Inc., Class A	14,273
2,372	Camden Property Trust	216,374
2,388	CareTrust REIT, Inc.	40,978
12,137	Colony Capital, Inc.	29,129
2,863	Columbia Property Trust, Inc.	37,620
527	Community Healthcare Trust, Inc.	21,554
2,822	Corporate Office Properties Trust	71,509
3,722	Cousins Properties, Inc.	111,027
4,857	CubeSmart	131,090
2,891	CyrusOne, Inc.	210,320
4,993	DiamondRock Hospitality Co.	27,611
6,727	Digital Realty Trust, Inc.	955,974
5,929	Diversified Healthcare Trust	26,236
4,183	Douglas Emmett, Inc.	128,251
9,266	Duke Realty Corp.	327,924

Shares	Description	Value
	Common Stocks (a) (Continued)
	United States (Continued)
1,886	Easterly Government Properties, Inc.	$43,604
966	EastGroup Properties, Inc.	114,577
3,677	Empire State Realty Trust, Inc., Class A	25,739
1,960	EPR Properties	64,935
2,934	Equity Commonwealth	94,475
4,373	Equity LifeStyle Properties, Inc.	273,225
9,247	Equity Residential	543,908
2,283	Essential Properties Realty Trust, Inc.	33,880
1,640	Essex Property Trust, Inc.	375,839
3,171	Extra Space Storage, Inc.	292,905
1,892	Federal Realty Investment Trust	161,217
3,174	First Industrial Realty Trust, Inc.	122,009
1,759	Four Corners Property Trust, Inc.	42,920
2,597	Franklin Street Properties Corp.	13,219
5,186	Gaming and Leisure Properties, Inc.	179,436
844	Getty Realty Corp.	25,050
2,254	Global Net Lease, Inc.	37,709
3,378	Healthcare Realty Trust, Inc.	98,942
5,465	Healthcare Trust of America, Inc., Class A	144,932
13,564	Healthpeak Properties, Inc.	373,824
2,586	Highwoods Properties, Inc.	96,535
17,581	Host Hotels & Resorts, Inc.	189,699
3,776	Hudson Pacific Properties, Inc.	95,004
2,369	Independence Realty Trust, Inc.	27,220
1,623	Industrial Logistics Properties Trust	33,353
417	Innovative Industrial Properties, Inc.	36,704
304	Investors Real Estate Trust	21,429
13,690	Invitation Homes, Inc.	376,886
3,062	JBG SMITH Properties	90,543
3,056	Kennedy-Wilson Holdings, Inc.	46,512
2,889	Kilroy Realty Corp.	169,584
10,386	Kimco Realty Corp.	133,356
2,076	Kite Realty Group Trust	23,957
6,399	Lexington Realty Trust	67,509
1,173	Life Storage, Inc.	111,376
972	LTC Properties, Inc.	36,615
3,548	Macerich (The) Co.	31,826
2,274	Mack-Cali Realty Corp.	34,769
13,077	Medical Properties Trust, Inc.	245,848
2,865	Mid-America Apartment Communities, Inc.	328,530
2,373	Monmouth Real Estate Investment Corp.	34,385
1,076	National Health Investors, Inc.	65,335
4,306	National Retail Properties, Inc.	152,777
1,548	National Storage Affiliates Trust	44,366
1,196	Office Properties Income Trust	31,060
5,657	Omega Healthcare Investors, Inc.	168,183
4,757	Paramount Group, Inc.	36,676
6,020	Park Hotels & Resorts, Inc.	59,538
3,254	Pebblebrook Hotel Trust	44,450
5,078	Physicians Realty Trust	88,967

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (FFR)

Portfolio of Investments (Continued)
June 30, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks (a) (Continued)
	United States (Continued)
3,155	Piedmont Office Realty Trust, Inc., Class A	$52,405
18,542	Prologis, Inc.	1,730,525
503	PS Business Parks, Inc.	66,597
3,794	Public Storage	728,031
1,502	QTS Realty Trust, Inc., Class A	96,263
8,653	Realty Income Corp.	514,853
4,237	Regency Centers Corp.	194,436
2,854	Retail Opportunity Investments Corp.	32,336
5,361	Retail Properties of America, Inc., Class A	39,242
2,918	Rexford Industrial Realty, Inc.	120,893
4,104	RLJ Lodging Trust	38,742
2,017	RPT Realty	14,038
1,261	Ryman Hospitality Properties, Inc.	43,631
5,136	Sabra Health Care REIT, Inc.	74,112
298	Saul Centers, Inc.	9,616
4,099	Service Properties Trust	29,062
7,655	Simon Property Group, Inc.	523,449
3,829	SITE Centers Corp.	31,015
1,944	SL Green Realty Corp.	95,820
2,586	Spirit Realty Capital, Inc.	90,148
3,747	STAG Industrial, Inc.	109,862
5,651	STORE Capital Corp.	134,550
2,585	Summit Hotel Properties, Inc.	15,329
2,431	Sun Communities, Inc.	329,838
5,374	Sunstone Hotel Investors, Inc.	43,798
2,264	Tanger Factory Outlet Centers, Inc.	16,142
1,509	Taubman Centers, Inc.	56,980
1,667	Terreno Realty Corp.	87,751
7,367	UDR, Inc.	275,378
321	Universal Health Realty Income Trust	25,516
2,901	Urban Edge Properties	34,435
743	Urstadt Biddle Properties, Inc., Class A	8,827
9,389	Ventas, Inc.	343,825
27,152	VEREIT, Inc.	174,587
11,807	VICI Properties, Inc.	238,383
4,412	Vornado Realty Trust	168,582
2,063	Washington Real Estate Investment Trust	45,799
3,049	Weingarten Realty Investors	57,718
10,520	Welltower, Inc.	544,410
4,303	WP Carey, Inc.	291,098
2,832	Xenia Hotels & Resorts, Inc.	26,423
		18,311,633
	Total Common Stocks — 99.6%	33,777,371
	(Cost $37,531,487)

Shares	Description	Value
	Investment Companies (a) — 0.1%
	Guernsey — 0.1%
13,274	BMO Commercial Property Trust Ltd. (b)	$10,370
13,744	Picton Property Income Ltd. (b)	11,623
16,461	UK Commercial Property REIT Ltd. (b)	12,173
	Total Investment Companies — 0.1%	34,166
	(Cost $57,983)
	Money Market Funds — 0.1%
24,825	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.06% (i)	24,825
	(Cost $24,825)

	Total Investments — 99.8%	33,836,362
	(Cost $37,614,295) (j)
	Net Other Assets and Liabilities — 0.2%	77,849
	Net Assets — 100.0%	$33,914,211

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At June 30, 2020, securities noted as such are valued at $14,304,224 or 42.2% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	Non-income producing security.
(d)	This is a restricted security which cannot be traded as a result of the in-specie distribution. It was acquired on August 6, 2009 at a cost of $0 and has a carrying value per share of $0.
(e)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors, L.P., the Fund’s advisor.
(f)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs section).

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (FFR)

Portfolio of Investments (Continued)
June 30, 2020 (Unaudited)

(g)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(h)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(i)	Rate shown reflects yield as of June 30, 2020.
(j)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $4,151,354 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $7,929,287. The net unrealized depreciation was $3,777,933.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Australia	$1,103,777	$—	$1,103,777	$—	**
Canada	964,324	964,324	—	—
Hong Kong	1,419,142	170,480	1,248,662	—
Ireland	39,349	17,532	21,817	—
Spain	150,260	8,162	142,098	—
United Kingdom	1,467,361	35,182	1,432,179	—
United States	18,311,633	18,311,633	—	—
Other Country Categories*	10,321,525	—	10,321,525	—
Investment Companies*	34,166	—	34,166	—
Money Market Funds	24,825	24,825	—	—
Total Investments	$33,836,362	$19,532,138	$14,304,224	$—	**

* See Portfolio of Investments for country breakout.
** Investment is valued at $0.

Level 3 Common Stocks are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments.
Level 3 Common Stocks values are based on unobservable and non-quantitative inputs.

Sector Allocation	% of Total Long-Term Investments
Real Estate	99.8%
Health Care	0.1
Consumer Discretionary	0.1
Total	100.0%

Currency Exposure Diversification	% of Total Investments
United States Dollar	54.7%
Japanese Yen	11.5
Euro	9.8
Hong Kong Dollar	6.1
British Pound Sterling	4.6
Singapore Dollar	3.3
Australian Dollar	3.3
Canadian Dollar	2.8
Swedish Krona	2.0
Swiss Franc	1.3
New Zealand Dollar	0.3
Israeli Shekel	0.2
Norwegian Krone	0.1
Total	100.0%

First Trust Dow Jones Global Select Dividend Index Fund (FGD)

Portfolio of Investments
June 30, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 94.3%
	Australia — 5.1%
1,016,753	Bendigo & Adelaide Bank Ltd. (b)	$4,965,472
75,995	Commonwealth Bank of Australia (b)	3,670,117
469,721	Crown Resorts Ltd. (b)	3,164,251
386,265	Fortescue Metals Group Ltd. (b)	3,755,131
600,228	Suncorp Group Ltd. (b)	3,856,994
		19,411,965

	Belgium — 1.1%
124,267	Ageas S.A./N.V. (b)	4,403,970

	Bermuda — 5.8%
424,096	Invesco Ltd.	4,563,273
1,513,500	Kerry Properties Ltd. (b)	3,931,516
132,544	Lazard Ltd., Class A	3,794,735
750,611	VTech Holdings Ltd. (b)	4,521,813
3,446,000	Yue Yuen Industrial Holdings Ltd. (b)	5,252,633
		22,063,970

	Canada — 10.5%
82,270	Bank of Nova Scotia (The)	3,404,485
74,077	BCE, Inc.	3,089,452
51,781	Canadian Imperial Bank of Commerce	3,460,966
147,695	Genworth MI Canada, Inc.	3,612,957
241,198	Great-West Lifeco, Inc.	4,228,427
151,354	IGM Financial, Inc.	3,677,938
134,905	Laurentian Bank of Canada	2,841,988
251,213	Manulife Financial Corp.	3,417,726
243,456	Power Corp. of Canada	4,282,358
161,745	Shaw Communications, Inc., Class B	2,637,768
64,891	TC Energy Corp.	2,772,303
154,234	TELUS Corp.	2,586,850
		40,013,218

	Cayman Islands — 0.9%
532,000	CK Hutchison Holdings Ltd. (b)	3,445,012

	Finland — 1.9%
183,371	Fortum OYJ (b)	3,498,359
436,448	Wartsila OYJ Abp (b)	3,620,350
		7,118,709

	France — 2.1%
120,697	Nexity S.A. (b)	3,925,972
105,124	TOTAL S.A. (b)	4,053,396
		7,979,368

	Germany — 1.7%
15,749	Allianz SE (b)	3,218,174
60,908	BASF SE (b)	3,421,146
		6,639,320

Shares	Description	Value
	Common Stocks (a) (Continued)
	Hong Kong — 7.0%
1,238,500	BOC Hong Kong Holdings Ltd. (b)	$3,965,547
213,100	Hang Seng Bank Ltd. (b)	3,589,088
926,000	Henderson Land Development Co., Ltd. (b)	3,531,488
1,198,000	Hysan Development Co., Ltd. (b)	3,867,427
763,000	New World Development Co., Ltd.	3,622,786
7,402,494	PCCW Ltd. (b)	4,232,477
692,500	Swire Pacific Ltd., Class A (b)	3,680,482
		26,489,295

	Ireland — 0.6%
49,845	Seagate Technology PLC	2,412,996

	Italy — 8.1%
272,787	Assicurazioni Generali S.p.A. (b)	4,143,690
201,589	Azimut Holding S.p.A. (b)	3,459,981
144,541	Banca Generali S.p.A. (b) (c)	4,346,135
683,795	Banca Mediolanum S.p.A. (b)	4,921,041
568,484	Eni S.p.A. (b)	5,449,470
572,977	Mediobanca Banca di Credito Finanziario S.p.A. (b)	4,137,616
1,828,533	UnipolSai Assicurazioni S.p.A. (b)	4,380,588
		30,838,521

	Japan — 3.6%
171,978	Aozora Bank Ltd. (b)	2,998,806
166,300	Idemitsu Kosan Co., Ltd. (b)	3,549,182
197,100	Japan Tobacco, Inc. (b)	3,660,690
1,565,700	Sojitz Corp. (b)	3,422,122
		13,630,800

	Jersey — 0.8%
151,582	Janus Henderson Group PLC	3,207,475

	Netherlands — 0.9%
50,374	LyondellBasell Industries N.V., Class A	3,310,579

	New Zealand — 0.9%
1,167,057	Spark New Zealand Ltd. (b)	3,452,924

	Singapore — 2.5%
3,250,500	ComfortDelGro Corp., Ltd. (b)	3,415,980
1,651,800	SATS Ltd. (b)	3,423,903
1,446,840	Singapore Telecommunications Ltd. (b)	2,573,781
		9,413,664

	Spain — 11.1%
173,985	ACS Actividades de Construccion y Servicios S.A. (b)	4,471,208
7,281,334	Bankia S.A. (b)	7,784,625
855,856	Bankinter S.A. (b)	4,102,206
213,513	Cia de Distribucion Integral Logista Holdings S.A. (b)	3,999,954
184,296	Enagas S.A. (b)	4,508,513

First Trust Dow Jones Global Select Dividend Index Fund (FGD)

Portfolio of Investments (Continued)
June 30, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks (a) (Continued)
	Spain (Continued)
2,547,518	Mapfre S.A. (b)	$4,549,052
237,419	Naturgy Energy Group S.A. (b)	4,432,336
197,671	Red Electrica Corp., S.A. (b)	3,698,317
973,842	Telefonica S.A. (b)	4,657,647
		42,203,858

	Sweden — 0.9%
879,367	Telia Co., AB (b)	3,289,889

	Switzerland — 2.2%
62,775	Swiss Re AG (b)	4,867,230
10,105	Zurich Insurance Group AG (b)	3,580,510
		8,447,740

	United Kingdom — 7.8%
93,141	British American Tobacco PLC (b)	3,572,208
1,494,777	Drax Group PLC (b)	4,770,473
1,200,104	Jupiter Fund Management PLC (b)	3,805,302
1,647,376	Legal & General Group PLC (b)	4,491,137
502,259	Phoenix Group Holdings PLC (b)	4,013,506
78,316	Rio Tinto PLC (b)	4,407,340
1,393,494	Standard Life Aberdeen PLC (b)	4,617,605
9,583	Vistry Group PLC (b)	84,410
		29,761,981

	United States — 18.8%
115,756	Altria Group, Inc.	4,543,423
117,986	AT&T, Inc.	3,566,717
534,401	CenturyLink, Inc.	5,360,042
174,452	CIT Group, Inc.	3,616,390
100,716	Comerica, Inc.	3,837,279
261,213	First Financial Bancorp	3,628,248
113,017	Helmerich & Payne, Inc.	2,204,962
365,112	Huntington Bancshares, Inc.	3,298,787
94,781	Marathon Petroleum Corp.	3,542,914
604,583	Navient Corp.	4,250,218
406,923	Northwest Bancshares, Inc.	4,160,788
155,142	PacWest Bancorp	3,057,849
59,824	Prudential Financial, Inc.	3,643,282
168,114	Synovus Financial Corp.	3,451,380
340,378	Umpqua Holdings Corp.	3,621,622
88,940	Universal Corp.	3,780,839
232,995	Unum Group	3,865,387
276,749	Waddell & Reed Financial, Inc., Class A	4,292,377
145,943	Wells Fargo & Co.	3,736,141
		71,458,645
	Total Common Stocks — 94.3%	358,993,899
	(Cost $403,228,173)

Shares	Description	Value
	Money Market Funds — 5.3%
19,988,026	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.06% (d)	$19,988,026
	(Cost $19,988,026)

	Total Investments — 99.6%	378,981,925
	(Cost $423,216,199) (e)
	Net Other Assets and Liabilities — 0.4%	1,528,823
	Net Assets — 100.0%	$380,510,748

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At June 30, 2020, securities noted as such are valued at $226,610,192 or 59.6% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	Non-income producing security.
(d)	Rate shown reflects yield as of June 30, 2020.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $6,451,640 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $50,685,914. The net unrealized depreciation was $44,234,274.

First Trust Dow Jones Global Select Dividend Index Fund (FGD)

Portfolio of Investments (Continued)
June 30, 2020 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Bermuda	$22,063,970	$8,358,008	$13,705,962	$—
Canada	40,013,218	40,013,218	—	—
Hong Kong	26,489,295	3,622,786	22,866,509	—
Ireland	2,412,996	2,412,996	—	—
Jersey	3,207,475	3,207,475	—	—
Netherlands	3,310,579	3,310,579	—	—
United States	71,458,645	71,458,645	—	—
Other Country Categories*	190,037,721	—	190,037,721	—
Money Market Funds	19,988,026	19,988,026	—	—
Total Investments	$378,981,925	$152,371,733	$226,610,192	$—

* See Portfolio of Investments for country breakout.

Sector Allocation	% of Total Long-Term Investments
Financials	52.0%
Communication Services	9.9
Industrials	7.2
Real Estate	6.3
Energy	6.0
Utilities	5.8
Consumer Staples	4.3
Materials	4.2
Consumer Discretionary	2.4
Information Technology	1.9
Total	100.0%

Currency Exposure Diversification	% of Total Investments
United States Dollar	28.7%
Euro	26.2
Hong Kong Dollar	11.5
Canadian Dollar	10.6
British Pound Sterling	7.8
Australian Dollar	5.1
Japanese Yen	3.6
Singapore Dollar	2.5
Swiss Franc	2.2
New Zealand Dollar	0.9
Swedish Krona	0.9
Total	100.0%

First Trust Global Wind Energy ETF (FAN)

Portfolio of Investments
June 30, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 99.5%
	Australia — 1.4%
122,410	AGL Energy Ltd. (b)	$1,448,126

	Canada — 19.1%
288,026	Boralex, Inc., Class A	6,555,689
280,146	Innergex Renewable Energy, Inc.	3,941,359
369,522	Northland Power, Inc.	9,248,937
20,349	TransAlta Renewables, Inc.	218,689
		19,964,674

	Cayman Islands — 1.1%
2,057,663	China High Speed Transmission Equipment Group Co., Ltd. (b)	1,194,331

	China — 7.1%
7,845,176	China Longyuan Power Group Corp., Ltd., Class H (b)	4,423,158
292,902	China Suntien Green Energy Corp., Ltd., Class H (b) (c)	67,403
3,481,081	Xinjiang Goldwind Science & Technology Co., Ltd., Class H (b) (d)	2,995,287
		7,485,848

	Denmark — 17.3%
80,361	Orsted A/S (e) (f)	9,273,775
86,054	Vestas Wind Systems A/S (b)	8,812,171
		18,085,946

	France — 1.7%
124,387	Engie S.A. (b) (c)	1,542,632
6,031	Neoen S.A. (b) (c) (d) (e) (f)	245,165
		1,787,797

	Germany — 7.5%
179,246	E. ON SE (b)	2,023,261
248,206	PNE AG (b) (d)	1,393,387
59,998	RWE AG (b)	2,100,345
20,059	Siemens AG (b)	2,365,691
		7,882,684

	Greece — 2.3%
220,492	Terna Energy S.A. (b)	2,380,862

	Italy — 3.1%
246,770	Enel S.p.A. (b)	2,134,167
48,799	Prysmian S.p.A. (b)	1,132,050
		3,266,217

	Japan — 4.6%
64,600	Mitsubishi Heavy Industries Ltd. (b)	1,525,213
124,210	Mitsui & Co., Ltd. (b)	1,840,373
312,504	Toray Industries, Inc. (b)	1,475,027
		4,840,613

	Netherlands — 0.6%
54,294	SIF Holding N.V. (b) (c) (d)	634,238

Shares	Description	Value
	Common Stocks (a) (Continued)

	Portugal — 2.0%
443,017	EDP - Energias de Portugal S.A. (b)	$2,114,626

	South Korea — 1.2%
35,130	CS Wind Corp. (b)	1,232,214
5,485	Dongkuk Structures & Construction Co., Ltd. (b)	24,803
		1,257,017

	Spain — 12.6%
4,098	Acciona S.A. (b) (d)	403,140
60,846	Endesa S.A. (b) (d)	1,509,354
181,156	Iberdrola S.A. (b)	2,114,929
514,845	Siemens Gamesa Renewable Energy S.A. (b)	9,166,748
		13,194,171

	Sweden — 2.6%
98,297	Eolus Vind AB, Class B (b)	1,329,686
72,111	SKF AB, Class B (b)	1,348,009
		2,677,695

	Switzerland — 2.5%
95,520	ABB Ltd. (b)	2,166,674
3,743	BKW AG (b)	336,050
67	Gurit Holding AG (b)	98,142
		2,600,866

	United Kingdom — 1.7%
105,151	SSE PLC (b)	1,780,528

	United States — 11.1%
39,401	Alliant Energy Corp.	1,884,944
3,464	American Superconductor Corp. (c)	28,162
22,394	Duke Energy Corp.	1,789,057
188,749	General Electric Co.	1,289,156
8,125	NextEra Energy, Inc.	1,951,381
144,697	TPI Composites, Inc. (c)	3,381,569
21,326	Trinity Industries, Inc.	454,030
10,274	Woodward, Inc.	796,749
		11,575,048
	Total Common Stocks — 99.5%	104,171,287
	(Cost $94,044,989)

	Money Market Funds — 2.7%
2,777,525	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.13% (g) (h)	2,777,525

First Trust Global Wind Energy ETF (FAN)

Portfolio of Investments (Continued)
June 30, 2020 (Unaudited)

Shares	Description	Value
	Money Market Funds (Continued)
27,461	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.06% (g)	$27,461
	Total Money Market Funds — 2.7%	2,804,986
	(Cost $2,804,986)

	Total Investments — 102.2%	106,976,273
	(Cost $96,849,975) (i)
	Net Other Assets and Liabilities — (2.2)%	(2,347,512)
	Net Assets — 100.0%	$104,628,761

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At June 30, 2020, securities noted as such are valued at $63,357,790 or 60.6% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	Non-income producing security.
(d)	All or a portion of this security is on loan for securities lending. The aggregate value of such securities is $2,641,377 and the total value of the collateral held by the Fund is $2,777,525.
(e)	This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”) and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(g)	Rate shown reflects yield as of June 30, 2020.
(h)	This security serves as collateral for securities on loan.

(i)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $16,524,765 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $6,398,467. The net unrealized appreciation was $10,126,298.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of June 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Canada	$19,964,674	$19,964,674	$—	$—
Denmark	18,085,946	9,273,775	8,812,171	—
United States	11,575,048	11,575,048	—	—
Other Country Categories*	54,545,619	—	54,545,619	—
Money Market Funds	2,804,986	2,804,986	—	—
Total Investments	$106,976,273	$43,618,483	$63,357,790	$—

* See Portfolio of Investments for country breakout.

Sector Allocation	% of Total Long-Term Investments
Utilities	57.0%
Industrials	41.4
Materials	1.5
Energy	0.1
Total	100.0%

Currency Exposure Diversification	% of Total Investments
Euro	29.2%
Canadian Dollar	18.7
Danish Krone	16.9
United States Dollar	13.4
Hong Kong Dollar	8.1
Japanese Yen	4.5
Swedish Krona	2.5
Swiss Franc	2.4
British Pound Sterling	1.7
Australian Dollar	1.4
South Korean Won	1.2
Total	100.0%

First Trust Global Engineering and Construction ETF (FLM)

Portfolio of Investments
June 30, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 99.8%
	Australia — 3.8%
6,028	CIMIC Group Ltd. (b)	$101,298
35,122	Downer EDI Ltd. (b)	107,507
3,407	Monadelphous Group Ltd. (b)	25,701
		234,506

	Canada — 4.6%
2,699	Aecon Group, Inc.	29,344
7,314	SNC-Lavalin Group, Inc.	123,427
4,204	Stantec, Inc.	129,780
		282,551

	Cayman Islands — 0.7%
72,745	China State Construction International Holdings Ltd. (b)	42,738

	China — 3.8%
221,769	China Communications Construction Co., Ltd., Class H (b)	125,784
212,427	China Railway Group Ltd., Class H (b)	109,652
		235,436

	Finland — 0.4%
4,855	YIT OYJ (b)	26,498

	France — 9.6%
6,108	Bouygues S.A. (b) (c)	209,226
1,973	Eiffage S.A. (b) (c)	180,857
2,238	Vinci S.A. (b)	207,514
		597,597

	Germany — 2.1%
1,458	HOCHTIEF AG (b)	129,731

	Ireland — 3.0%
2,913	Kingspan Group PLC (b)	188,052

	Italy — 0.3%
10,311	Webuild S.p.A. (b)	16,222

	Japan — 32.7%
16,400	Chiyoda Corp. (b) (c)	43,289
5,400	COMSYS Holdings Corp. (b)	160,137
13,200	JGC Holdings Corp. (b)	139,193
14,100	Kajima Corp. (b)	168,592
6,400	Kandenko Co., Ltd. (b)	54,399
7,000	Kinden Corp. (b)	115,688
2,270	Kumagai Gumi Co., Ltd. (b)	54,519
5,700	Kyowa Exeo Corp. (b)	136,851
10,200	Maeda Corp. (b)	78,068
3,700	Maeda Road Construction Co., Ltd. (b)	69,778
2,800	Nippo Corp. (b)	70,722
3,820	Nishimatsu Construction Co., Ltd. (b)	76,244
18,300	Obayashi Corp. (b)	172,047
1,800	Okumura Corp. (b)	41,495

Shares	Description	Value
	Common Stocks (a) (Continued)
	Japan (Continued)
17,800	Penta-Ocean Construction Co., Ltd. (b)	$96,127
2,000	Raito Kogyo Co., Ltd. (b)	26,513
19,400	Shimizu Corp. (b)	159,819
2,300	SHO-BOND Holdings Co., Ltd. (b)	102,312
5,300	Taisei Corp. (b)	193,164
11,800	Toda Corp. (b)	76,334
		2,035,291

	Netherlands — 2.0%
2,185	Arcadis N.V. (b) (c)	39,607
4,429	Boskalis Westminster (b) (c)	87,458
		127,065

	Norway — 0.6%
2,975	Veidekke ASA (b) (c)	36,122

	Philippines — 0.9%
9,880	Manila Electric Co. (b)	53,325

	South Korea — 2.0%
10,373	Daewoo Engineering & Construction Co., Ltd. (b) (c)	29,770
4,716	GS Engineering & Construction Corp. (b)	97,098
		126,868

	Spain — 3.8%
7,260	ACS Actividades de Construccion y Servicios S.A. (b)	186,573
19,116	Sacyr S.A. (b)	39,825
687	Tecnicas Reunidas S.A. (b) (c)	10,516
		236,914

	Sweden — 5.7%
4,396	NCC AB, Class B (b)	71,461
11,833	Peab AB, Class B (b) (c)	97,812
9,013	Skanska AB, Class B (b) (c)	184,003
		353,276

	United Kingdom — 1.6%
31,062	Balfour Beatty PLC (b)	100,002

	United States — 22.2%
4,689	AECOM (c)	176,213
2,371	Dycom Industries, Inc. (c)	96,950
2,608	EMCOR Group, Inc.	172,493
10,438	Fluor Corp.	126,091
3,949	Granite Construction, Inc.	75,584
2,418	Jacobs Engineering Group, Inc.	205,047
7,144	KBR, Inc.	161,097
3,869	MasTec, Inc. (c)	173,602
4,922	Quanta Services, Inc.	193,090
		1,380,167

First Trust Global Engineering and Construction ETF (FLM)

Portfolio of Investments (Continued)
June 30, 2020 (Unaudited)

Description	Value
Total Investments — 99.8%	$6,202,361
(Cost $7,209,200) (d)
Net Other Assets and Liabilities — 0.2%	14,688
Net Assets — 100.0%	$6,217,049

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At June 30, 2020, securities noted as such are valued at $4,539,643 or 73.0% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	Non-income producing security.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $663,891 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,670,730. The net unrealized depreciation was $1,006,839.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Canada	$282,551	$282,551	$—	$—
United States	1,380,167	1,380,167	—	—
Other Country Categories*	4,539,643	—	4,539,643	—
Total Investments	$6,202,361	$1,662,718	$4,539,643	$—

* See Portfolio of Investments for country breakout.

Sector Allocation	% of Total Long-Term Investments
Industrials	96.4%
Information Technology	2.6
Utilities	0.8
Energy	0.2
Total	100.0%

Currency Exposure Diversification	% of Total Investments
Japanese Yen	32.8%
United States Dollar	22.2
Euro	21.3
Swedish Krona	5.7
Canadian Dollar	4.6
Hong Kong Dollar	4.5
Australian Dollar	3.8
South Korean Won	2.0
British Pound Sterling	1.6
Philippine Peso	0.9
Norwegian Krone	0.6
Total	100.0%

First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund (GRID)

Portfolio of Investments
June 30, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 99.6%
	Canada — 0.3%
2,902	Fortis, Inc.	$110,364
375	Stella-Jones, Inc.	9,430
		119,794

	China — 0.1%
4,456	BYD Co., Ltd., Class H (b)	34,740

	France — 9.0%
11,567	Engie S.A. (b) (c)	143,453
29,826	Schneider Electric SE (b)	3,317,731
		3,461,184

	Germany — 2.8%
4,675	Siemens AG (b)	551,354
16,676	SMA Solar Technology AG (b) (c)	517,238
		1,068,592

	Ireland — 4.9%
2,375	Eaton Corp. PLC	207,765
4,649	Johnson Controls International PLC	158,717
80,760	nVent Electric PLC	1,512,635
		1,879,117

	Italy — 13.0%
41,937	Enel S.p.A. (b)	362,688
69,513	Prysmian S.p.A. (b)	1,612,578
438,490	Terna Rete Elettrica Nazionale S.p.A. (b)	3,024,495
		4,999,761

	Japan — 3.2%
6,000	Hitachi Ltd. (b)	190,709
1,600	NEC Corp. (b)	76,873
1,600	NGK Insulators Ltd. (b)	22,169
52,900	Nissin Electric Co., Ltd. (b)	516,698
45,400	Osaki Electric Co., Ltd. (b)	212,295
15,300	Panasonic Corp. (b)	134,166
2,400	Toshiba Corp. (b)	76,992
		1,229,902

	Jersey — 8.0%
39,292	Aptiv PLC	3,061,633

	Netherlands — 0.0%
417	STMicroelectronics N.V.	11,430

	Spain — 8.2%
168,033	Red Electrica Corp., S.A. (b) (d)	3,143,806

	Switzerland — 4.4%
11,726	ABB Ltd. (b)	265,980
21,965	Landis+Gyr Group AG (b) (c)	1,422,898
		1,688,878

	Taiwan — 0.1%
2,716	Advantech Co., Ltd. (b)	27,333

Shares	Description	Value
	Common Stocks (a) (Continued)
	United Kingdom — 0.7%
20,400	National Grid PLC (b)	$248,887

	United States — 44.9%
22,151	Advanced Energy Industries, Inc. (c)	1,501,616
3,449	AES (The) Corp.	49,976
18,067	American Superconductor Corp. (c)	146,885
2,303	Analog Devices, Inc.	282,440
259	Arcosa, Inc.	10,930
118	AZZ, Inc.	4,050
23,613	Badger Meter, Inc.	1,485,730
225	Belden, Inc.	7,324
15,478	Cisco Systems, Inc.	721,894
141	Digi International, Inc. (c)	1,643
238	EnerSys	15,322
25,440	Enphase Energy, Inc. (c)	1,210,181
122	ESCO Technologies, Inc.	10,313
46,468	General Electric Co.	317,376
4,386	Honeywell International, Inc.	634,172
288	Hubbell, Inc.	36,104
5,549	International Business Machines Corp.	670,153
22,979	Itron, Inc. (c)	1,522,359
281	MasTec, Inc. (c)	12,608
12,863	MYR Group, Inc. (c)	410,458
2,085	NVIDIA Corp.	792,112
12,614	Oracle Corp.	697,176
40,085	Quanta Services, Inc.	1,572,534
20,864	SolarEdge Technologies, Inc. (c)	2,895,506
242	SPX Corp. (c)	9,958
799	Tesla, Inc. (c)	862,768
1,280	Trimble, Inc. (c)	55,283
123	Valmont Industries, Inc.	13,975
93,818	Veoneer, Inc. (c) (d)	1,002,914
262	WESCO International, Inc. (c)	9,199
10,381	Willdan Group, Inc. (c)	259,629
		17,222,588
	Total Common Stocks — 99.6%	38,197,645
	(Cost $35,997,082)

	Money Market Funds — 9.9%
3,801,067	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.13% (e) (f)	3,801,067
	(Cost $3,801,067)

	Total Investments — 109.5%	41,998,712
	(Cost $39,798,149) (g)
	Net Other Assets and Liabilities — (9.5)%	(3,647,197)
	Net Assets — 100.0%	$38,351,515

First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund (GRID)

Portfolio of Investments (Continued)
June 30, 2020 (Unaudited)

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At June 30, 2020, securities noted as such are valued at $15,903,083 or 41.5% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	Non-income producing security.
(d)	All or a portion of this security is on loan for securities lending. The aggregate value of such securities is $3,653,611 and the total value of the collateral held by the Fund is $3,801,067.
(e)	Rate shown reflects yield as of June 30, 2020.
(f)	This security serves as collateral for securities on loan.
(g)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $5,179,506 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,978,943. The net unrealized appreciation was $2,200,563.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Canada	$119,794	$119,794	$—	$—
Ireland	1,879,117	1,879,117	—	—
Jersey	3,061,633	3,061,633	—	—
Netherlands	11,430	11,430	—	—
United States	17,222,588	17,222,588	—	—
Other Country Categories*	15,903,083	—	15,903,083	—
Money Market Funds	3,801,067	3,801,067	—	—
Total Investments	$41,998,712	$26,095,629	$15,903,083	$—

* See Portfolio of Investments for country breakout.

Sector Allocation	% of Total Long -Term Investments
Information Technology	37.4%
Industrials	30.7
Utilities	18.6
Consumer Discretionary	13.3
Materials	0.0 **
Total	100.0%

** Amount is less than 0.1%.

Currency Exposure Diversification	% of Total Investments
United States Dollar	61.8%
Euro	30.2
Swiss Franc	4.0
Japanese Yen	2.9
British Pound Sterling	0.6
Canadian Dollar	0.3
Hong Kong Dollar	0.1
New Taiwan Dollar	0.1
Total	100.0%

First Trust Indxx Global Natural Resources Income ETF (FTRI)

Portfolio of Investments
June 30, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 99.2%
	Australia — 3.9%
22,827	Fortescue Metals Group Ltd. (b)	$221,916

	Bermuda — 0.2%
15,802	China Water Affairs Group Ltd. (b)	11,431

	Canada — 10.6%
13,570	Canadian Natural Resources Ltd.	235,396
15,624	Cenovus Energy, Inc.	73,079
7,291	Nutrien Ltd.	234,041
503	Premium Brands Holdings Corp.	32,086
3,856	Tourmaline Oil Corp.	33,715
		608,317

	Cayman Islands — 0.1%
21,710	China Zhongwang Holdings Ltd. (b)	4,108

	Hong Kong — 5.8%
2,262	CNOOC Ltd., ADR	255,244
44,000	Guangdong Investment Ltd. (b)	75,895
		331,139

	India — 0.1%
5,622	Oil India Ltd. (b)	7,010

	Ireland — 0.6%
3,069	Glanbia PLC (b)	34,875

	Israel — 0.6%
8,127	Delek Drilling, L.P. (b) (c)	6,030
9,676	ICL Group Ltd.	29,512
		35,542

	Japan — 1.9%
13,500	Inpex Corp. (b)	84,298
1,600	Itoham Yonekyu Holdings, Inc. (b)	9,643
400	Japan Petroleum Exploration Co., Ltd. (b)	6,766
6,200	Nippon Light Metal Holdings Co., Ltd. (b)	10,861
		111,568

	Jersey — 0.7%
17,284	Centamin PLC (b)	39,454

	Luxembourg — 0.4%
758	APERAM S.A. (b)	21,250

	Norway — 2.8%
1,638	Aker BP ASA (b)	30,312
806	Salmar ASA (b) (d)	38,612
2,645	Yara International ASA (b)	92,211
		161,135

	Russia — 8.1%
26,940	Magnitogorsk Iron & Steel Works PJSC (b)	14,044
914	MMC Norilsk Nickel PJSC (b)	240,944

Shares	Description	Value
	Common Stocks (a) (Continued)
	Russia (Continued)
704	PhosAgro PJSC (b)	$26,209
23,410	Tatneft PJSC (b)	183,085
		464,282

	South Africa — 1.3%
1,326	African Rainbow Minerals Ltd. (b)	12,983
2,944	Exxaro Resources Ltd. (b)	22,221
1,476	Kumba Iron Ore Ltd. (b)	39,470
		74,674

	Sweden — 1.1%
2,623	Lundin Energy AB (b)	64,016

	Taiwan — 2.7%
175,389	China Steel Corp. (b)	123,515
12,252	TA Chen Stainless Pipe (b)	11,319
11,308	Taiwan Fertilizer Co., Ltd. (b)	19,152
		153,986

	Thailand — 1.1%
18,400	PTT Exploration & Production PCL (b)	55,314
20,100	TTW PCL (b)	8,616
		63,930

	United Kingdom — 32.9%
17,667	Anglo American PLC (b)	407,280
13,783	BHP Group PLC, ADR	567,170
4,435	Ferrexpo PLC (b)	9,525
6,435	Pennon Group PLC (b)	89,110
10,333	Rio Tinto PLC, ADR	580,508
3,654	Severn Trent PLC (b)	111,826
10,463	United Utilities Group PLC (b)	117,569
		1,882,988

	United States — 24.3%
6,654	Archer-Daniels-Midland Co.	265,494
3,269	CF Industries Holdings, Inc.	91,990
13,182	ConocoPhillips	553,908
846	Domtar Corp.	17,859
6,022	International Paper Co.	212,034
3,938	Ovintiv, Inc. (e)	37,608
3,562	Tyson Foods, Inc., Class A	212,687
		1,391,580
	Total Common Stocks — 99.2%	5,683,201
	(Cost $5,878,668)

	Money Market Funds — 0.6%
34,554	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.13% (f) (g)	34,554
	(Cost $34,554)

First Trust Indxx Global Natural Resources Income ETF (FTRI)

Portfolio of Investments (Continued)
June 30, 2020 (Unaudited)

Description	Value
Total Investments — 99.8%	$5,717,755
(Cost $5,913,222) (h)
Net Other Assets and Liabilities — 0.2%	13,016
Net Assets — 100.0%	$5,730,771

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At June 30, 2020, securities noted as such are valued at $2,250,870 or 39.3% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	Security is a Master Limited Partnership (“MLP”).
(d)	Non-income producing security.
(e)	All or a portion of this security is on loan for securities lending. The aggregate value of such securities is $33,845 and the total value of the collateral held by the Fund is $34,554.
(f)	Rate shown reflects yield as of June 30, 2020.
(g)	This security serves as collateral for securities on loan.
(h)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $178,374 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $373,841. The net unrealized depreciation was $195,467.

ADR	-	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Canada	$608,317	$608,317	$—	$—
Hong Kong	331,139	255,244	75,895	—
Israel	35,542	29,512	6,030	—
United Kingdom	1,882,988	1,147,678	735,310	—
United States	1,391,580	1,391,580	—	—
Other Country Categories*	1,433,635	—	1,433,635	—
Money Market Funds	34,554	34,554	—	—
Total Investments	$5,717,755	$3,466,885	$2,250,870	$—

* See Portfolio of Investments for country breakout.

Sector Allocation	% of Total Long-Term Investments
Materials	53.3%
Energy	29.0
Consumer Staples	10.4
Utilities	7.3
Total	100.0%

Currency Exposure Diversification	% of Total Investments
United States Dollar	54.1%
British Pound Sterling	13.6
Russian Ruble	8.1
Canadian Dollar	6.5
Australian Dollar	3.9
Norwegian Krone	2.8
New Taiwan Dollar	2.7
Japanese Yen	2.0
Hong Kong Dollar	1.6
South African Rand	1.3
Swedish Krona	1.1
Thai Baht	1.1
Euro	1.0
Indian Rupee	0.1
Israeli Shekel	0.1
Total	100.0%

First Trust Indxx Global Agriculture ETF (FTAG)

Portfolio of Investments
June 30, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 99.1%
	Australia — 1.4%
1,755	GrainCorp Ltd., Class A (b) (c)	$5,011
14,671	Incitec Pivot Ltd. (b)	19,126
2,911	Nufarm Ltd. (b) (c)	8,270
2,232	United Malt Grp Ltd. (b) (c)	6,374
		38,781

	Bermuda — 1.6%
1,090	Bunge Ltd.	44,832

	Canada — 4.0%
3,407	Nutrien Ltd.	109,468

	Chile — 0.9%
923	Sociedad Quimica y Minera de Chile S.A., ADR	24,063

	Germany — 23.1%
4,498	BASF SE (b)	252,648
3,698	Bayer AG (b)	274,108
3,573	Evonik Industries AG (b)	91,004
1,467	K+S AG (b)	9,299
		627,059

	India — 6.0%
2,246	Coromandel International Ltd. (b)	22,444
940	Escorts Ltd. (b)	12,952
9,562	Mahindra & Mahindra Ltd. (b)	64,904
1,059	PI Industries Ltd. (b)	21,066
1,953	Tata Chemicals Ltd. (b)	8,050
5,859	UPL Ltd. (b)	33,055
		162,471

	Israel — 1.1%
9,818	ICL Group Ltd.	29,945

	Japan — 9.9%
8,500	Kubota Corp. (b)	127,149
1,600	Mitsui Chemicals, Inc. (b)	33,466
1,100	Nissan Chemical Corp. (b)	56,593
400	Sakata Seed Corp. (b)	12,776
12,700	Sumitomo Chemical Co., Ltd. (b)	38,212
		268,196

	Malaysia — 3.3%
61,301	Petronas Chemicals Group Bhd (b)	89,318

	Mexico — 0.9%
16,101	Orbia Advance Corp. SAB de CV	23,797

	Netherlands — 3.3%
10,352	CNH Industrial N.V. (c)	72,775
1,616	OCI N.V. (b) (c)	16,975
		89,750

	Norway — 2.7%
2,089	Yara International ASA (b)	72,827

Shares	Description	Value
	Common Stocks (a) (Continued)
	Qatar — 3.6%
46,386	Industries Qatar QSC (b)	$98,325

	Russia — 1.4%
993	PhosAgro PJSC (b)	36,968

	Singapore — 4.8%
43,900	Wilmar International Ltd. (b)	129,846

	Switzerland — 0.8%
79	Bucher Industries AG (b)	22,819

	Taiwan — 0.5%
7,514	Taiwan Fertilizer Co., Ltd. (b)	12,726

	Turkey — 0.4%
2,561	Gubre Fabrikalari TAS (b) (c)	10,343

	United States — 29.4%
574	AGCO Corp.	31,834
1,639	CF Industries Holdings, Inc.	46,122
5,546	Corteva, Inc.	148,577
1,751	Deere & Co.	275,170
992	FMC Corp.	98,823
83	Lindsay Corp.	7,653
2,906	Mosaic (The) Co.	36,354
275	Raven Industries, Inc.	5,915
426	Scotts Miracle-Gro (The) Co.	57,284
321	SiteOne Landscape Supply, Inc. (c)	36,584
822	Toro (The) Co.	54,532
		798,848

	Total Investments — 99.1%	2,690,382
	(Cost $3,190,060) (d)
	Net Other Assets and Liabilities — 0.9%	24,930
	Net Assets — 100.0%	$2,715,312

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At June 30, 2020, securities noted as such are valued at $1,586,654 or 58.4% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

First Trust Indxx Global Agriculture ETF (FTAG)

Portfolio of Investments (Continued)
June 30, 2020 (Unaudited)

(c)	Non-income producing security.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $169,579 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $669,257. The net unrealized depreciation was $499,678.

ADR	-	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Bermuda	$44,832	$44,832	$—	$—
Canada	109,468	109,468	—	—
Chile	24,063	24,063	—	—
Israel	29,945	29,945	—	—
Mexico	23,797	23,797	—	—
Netherlands	89,750	72,775	16,975	—
United States	798,848	798,848	—	—
Other Country Categories*	1,569,679	—	1,569,679	—
Total Investments	$2,690,382	$1,103,728	$1,586,654	$—

* See Portfolio of Investments for country breakout.

Sector Allocation	% of Total Long-Term Investments
Materials	52.3%
Industrials	27.7
Health Care	10.2
Consumer Staples	7.4
Consumer Discretionary	2.4
Total	100.0%

Currency Exposure Diversification	% of Total Investments
United States Dollar	36.1%
Euro	23.9
Japanese Yen	10.0
Indian Rupee	6.0
Singapore Dollar	4.8
Canadian Dollar	4.1
Qatar Riyal	3.7
Malaysian Ringgit	3.3
Norwegian Krone	2.7
Australian Dollar	1.4
Russian Ruble	1.4
Mexican Peso	0.9
Swiss Franc	0.8
New Taiwan Dollar	0.5
Turkish Lira	0.4
Total	100.0%

First Trust BICK Index Fund (BICK)

Portfolio of Investments
June 30, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 99.7%
	Brazil — 22.2%
259,687	Ambev S.A., ADR	$685,574
35,560	B2W Cia Digital (b)	708,833
71,525	B3 S.A. - Brasil Bolsa Balcao	732,467
173,375	Banco Bradesco S.A., ADR	660,559
105,642	Banco do Brasil S.A.	626,497
242,591	Gerdau S.A. (Preference Shares)	715,983
392,529	IRB Brasil Resseguros S.A.	801,934
141,148	Itau Unibanco Holding S.A., ADR	661,984
367,720	Itausa S.A. (Preference Shares)	653,201
148,293	JBS S.A.	582,744
84,668	Localiza Rent a Car S.A.	638,968
84,514	Lojas Renner S.A.	655,057
50,629	Magazine Luiza S.A.	668,462
87,627	Natura & Co. Holding S.A.	639,546
52,295	Notre Dame Intermedica Participacoes S.A.	658,243
78,621	Petroleo Brasileiro S.A., ADR	650,196
29,770	Raia Drogasil S.A.	611,265
144,607	Rumo S.A. (b)	599,371
86,054	Suzano S.A. (b)	585,182
61,463	Vale S.A., ADR	633,684
262,741	Via Varejo S.A. (b)	743,082
77,886	WEG S.A.	735,449
		14,648,281

	Cayman Islands — 20.1%
2,892	Alibaba Group Holding Ltd., ADR (b)	623,804
67,018	ANTA Sports Products Ltd. (c)	596,264
5,630	Baidu, Inc., ADR (b)	674,981
11,041	JD.com, Inc., ADR (b)	664,447
31,639	Meituan Dianping, Class B (b) (c) (d)	707,017
1,566	NetEase, Inc., ADR	672,409
5,001	New Oriental Education & Technology Group, Inc., ADR (b)	651,280
18,906	Pagseguro Digital Ltd., Class A (b)	668,138
8,971	Pinduoduo, Inc., ADR (b)	770,071
276,000	Semiconductor Manufacturing International Corp. (b) (c)	968,195
18,935	StoneCo., Ltd., Class A (b)	733,921
142,729	Sunac China Holdings Ltd. (c)	604,027
45,414	Sunny Optical Technology Group Co., Ltd. (c)	730,915
10,625	TAL Education Group, ADR (b)	726,538
11,359	Tencent Holdings Ltd. (c)	727,861
22,577	Trip.com Group Ltd., ADR (b)	585,196
37,972	Wuxi Biologics Cayman, Inc. (b) (c) (d) (e)	696,999
386,804	Xiaomi Corp., Class B (b) (c) (d) (e)	642,773
19,759	XP, Inc., Class A (b)	830,076
		13,274,912

	China — 6.3%
1,642,222	Bank of China Ltd., Class H (c)	608,333

Shares	Description	Value
	Common Stocks (a) (Continued)
	China (Continued)
763,181	China Construction Bank Corp., Class H (c)	$620,758
319,857	China Life Insurance Co., Ltd., Class H (c)	645,396
128,093	China Merchants Bank Co., Ltd., Class H (c)	593,601
2,980,000	China Tower Corp., Ltd., Class H (c) (d) (e)	529,564
929,107	Industrial & Commercial Bank of China Ltd., Class H (c)	561,709
61,016	Ping An Insurance (Group) Co. of China Ltd., Class H (c)	608,268
		4,167,629

	Hong Kong — 1.1%
538,570	CNOOC Ltd. (c)	604,452
58,253	CSPC Pharmaceutical Group Ltd. (c)	110,325
		714,777

	India — 19.0%
46,227	Axis Bank Ltd., GDR (c) (d)	1,224,787
21,583	Dr. Reddy’s Laboratories Ltd., ADR	1,144,115
27,573	HDFC Bank Ltd., ADR	1,253,469
132,571	ICICI Bank Ltd., ADR	1,231,585
126,744	Infosys Ltd., ADR	1,224,347
29,997	Reliance Industries Ltd., GDR (c) (e)	1,386,515
54,404	State Bank of India, GDR (b) (c) (d)	1,277,291
201,991	Tata Motors Ltd., ADR (b)	1,327,081
236,346	Vedanta Ltd., ADR	1,325,901
348,450	Wipro Ltd., ADR	1,153,369
		12,548,460

	Isle of Man — 1.7%
357,081	Eros International PLC (b)	1,128,376

	Jersey — 2.0%
23,860	WNS (Holdings) Ltd., ADR (b)	1,311,823

	Mauritius — 1.7%
74,459	MakeMyTrip Ltd. (b)	1,140,712

	South Korea — 24.7%
4,558	Amorepacific Corp. (c)	637,561
8,180	Celltrion Healthcare Co., Ltd. (c) (f)	741,596
3,479	Celltrion, Inc. (c) (f)	890,408
8,609	Hanjin Kal Corp. (c)	577,873
7,238	HLB, Inc. (c) (f)	559,281
3,752	Hyundai Mobis Co., Ltd. (c)	602,268
7,580	Hyundai Motor Co. (c)	622,647
2,819	Kakao Corp. (c)	632,591
21,851	KB Financial Group, Inc. (c)	618,593
21,691	Kia Motors Corp. (c)	586,146
34,394	Korea Electric Power Corp. (b) (c)	560,879
1,902	LG Chem Ltd. (c)	784,916

First Trust BICK Index Fund (BICK)

Portfolio of Investments (Continued)
June 30, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks (a) (Continued)
	South Korea (Continued)
542	LG Household & Health Care Ltd. (c)	$607,479
3,287	NAVER Corp. (c)	739,520
940	NCSoft Corp. (c)	699,292
4,105	POSCO (c)	597,920
1,194	Samsung Biologics Co., Ltd. (b) (c) (d) (e)	774,616
5,943	Samsung Electro-Mechanics Co., Ltd. (c)	644,757
14,653	Samsung Electronics Co., Ltd. (c)	648,654
2,069	Samsung SDI Co., Ltd. (c)	632,621
6,355	Seegene, Inc. (c)	591,847
24,641	Shinhan Financial Group Co., Ltd. (c)	595,480
9,116	SK Hynix, Inc. (c)	650,869
6,268	SK Innovation Co., Ltd. (c)	692,935
3,439	SK Telecom Co., Ltd. (c)	605,671
		16,296,420

	United States — 0.9%
12,945	Yum China Holdings, Inc.	622,266

	Total Investments — 99.7%	65,853,656
	(Cost $67,699,304) (g)
	Net Other Assets and Liabilities — 0.3%	196,696
	Net Assets — 100.0%	$66,050,352

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At June 30, 2020, securities noted as such are valued at $30,741,470 or 46.5% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).

(e)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(f)	Non-income producing security which makes payment-in-kind (“PIK”) distributions. For the fiscal year-to-date period (October 1, 2019 to June 30, 2020), the Fund received 1469, 416 and 879 shares of Celltrion Healthcare Co., Ltd., Celltrion, Inc. and HLB, Inc., respectively.
(g)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $11,125,952 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $12,971,600. The net unrealized depreciation was $1,845,648.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Brazil	$14,648,281	$14,648,281	$—	$—
Cayman Islands	13,274,912	7,600,861	5,674,051	—
India	12,548,460	8,659,867	3,888,593	—
Isle of Man	1,128,376	1,128,376	—	—
Jersey	1,311,823	1,311,823	—	—
Mauritius	1,140,712	1,140,712	—	—
United States	622,266	622,266	—	—
Other Country Categories*	21,178,826	—	21,178,826	—
Total Investments	$65,853,656	$35,112,186	$30,741,470	$—

* See Portfolio of Investments for country breakout.

Sector Allocation	% of Total Long-Term Investments
Financials	22.5%
Consumer Discretionary	20.6
Information Technology	15.2
Communication Services	9.7
Health Care	8.5
Materials	7.1
Consumer Staples	5.7
Energy	5.1
Industrials	3.9
Real Estate	0.9
Utilities	0.8
Total	100.0%

Currency Exposure Diversification	% of Total Investments
United States Dollar	42.0%
South Korean Won	24.8
Brazilian Real	17.2
Hong Kong Dollar	16.0
Total	100.0%

First Trust Indxx NextG ETF (NXTG)

Portfolio of Investments
June 30, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 99.6%
	Australia — 0.4%
929,511	Telstra Corp., Ltd. (b)	$2,017,617

	Bermuda — 1.5%
202,887	Marvell Technology Group Ltd.	7,113,218

	Brazil — 0.4%
219,513	Telefonica Brasil S.A., ADR	1,944,885

	Canada — 1.3%
48,374	BCE, Inc.	2,017,484
47,913	Rogers Communications, Inc., Class B	1,925,202
121,515	TELUS Corp.	2,038,079
		5,980,765

	Cayman Islands — 3.2%
105,695	GDS Holdings Ltd., ADR (c)	8,419,664
4,086,823	Xiaomi Corp., Class B (b) (c) (d) (e)	6,791,290
		15,210,954

	China — 2.2%
6,812,531	China Telecom Corp., Ltd., Class H (b)	1,913,618
34,697,233	China Tower Corp., Ltd., Class H (b) (d) (e)	6,165,905
755,147	ZTE Corp., Class H (b)	2,330,748
		10,410,271

	Finland — 2.0%
34,310	Elisa OYJ (b)	2,087,808
1,644,832	Nokia OYJ, ADR (f)	7,237,261
		9,325,069

	France — 0.4%
174,853	Orange S.A. (b)	2,090,877

	Germany — 2.3%
123,425	Deutsche Telekom AG (b)	2,070,968
301,948	Infineon Technologies AG (b)	7,075,269
691,161	Telefonica Deutschland Holding AG (b)	2,038,354
		11,184,591

	Guernsey — 1.4%
107,752	Amdocs Ltd.	6,559,942

	Hong Kong — 2.2%
292,182	China Mobile Ltd. (b)	1,972,831
3,606,550	China Unicom (Hong Kong) Ltd. (b) (f)	1,962,309
12,128,805	Lenovo Group Ltd. (b)	6,767,167
		10,702,307

	India — 6.2%
283,694	Bharti Airtel Ltd. (b) (c)	2,106,988
886,374	HCL Technologies Ltd. (b)	6,541,361

Shares	Description	Value
	Common Stocks (a) (Continued)
	India (Continued)
763,009	Infosys Ltd., ADR	$7,370,667
895,984	Tech Mahindra Ltd. (b)	6,446,733
2,166,751	Wipro Ltd., ADR	7,171,946
		29,637,695

	Italy — 1.8%
663,683	Infrastrutture Wireless Italiane S.p.A. (b) (d) (e)	6,662,206
5,320,977	Telecom Italia S.p.A. (b)	2,098,243
		8,760,449

	Japan — 10.1%
60,500	Fujitsu Ltd. (b)	7,083,543
69,500	KDDI Corp. (b)	2,073,682
121,800	Kyocera Corp. (b)	6,648,401
496,500	Mitsubishi Electric Corp. (b)	6,484,920
145,200	NEC Corp. (b)	6,976,235
87,600	Nippon Telegraph & Telephone Corp. (b)	2,041,032
75,770	NTT DOCOMO, Inc. (b)	2,011,543
1,164,900	Renesas Electronics Corp. (b) (c)	5,988,057
160,200	Softbank Corp. (b)	2,041,947
96,000	Sony Corp. (b)	6,626,897
		47,976,257

	Malaysia — 1.4%
6,524,500	DiGi.Com Bhd (b)	6,583,033

	Netherlands — 3.1%
65,973	NXP Semiconductors N.V.	7,523,561
258,146	STMicroelectronics N.V. (b)	7,052,128
		14,575,689

	New Zealand — 0.4%
713,684	Spark New Zealand Ltd. (b)	2,111,547

	Norway — 0.4%
132,461	Telenor ASA (b)	1,934,046

	Philippines — 0.9%
46,745	Globe Telecom, Inc. (b)	1,942,892
87,269	PLDT, Inc., ADR (f)	2,130,236
		4,073,128

	Qatar — 0.4%
1,117,530	Ooredoo QPSC (b)	2,012,567

	Russia — 0.4%
230,283	Mobile TeleSystems PJSC, ADR	2,116,301

	Singapore — 0.4%
1,115,200	Singapore Telecommunications Ltd. (b)	1,983,827

	South Africa — 0.9%
693,778	MTN Group Ltd. (b)	2,124,792

First Trust Indxx NextG ETF (NXTG)

Portfolio of Investments (Continued)
June 30, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks (a) (Continued)
	South Africa (Continued)
275,968	Vodacom Group Ltd. (b)	$1,958,150
		4,082,942

	South Korea — 5.2%
202,976	KT Corp., ADR	1,976,986
117,213	LG Electronics, Inc. (b)	6,211,786
193,823	LG Uplus Corp. (b)	1,980,721
148,943	Samsung Electronics Co., Ltd. (b)	6,593,354
43,599	Samsung SDS Co., Ltd. (b)	6,166,945
11,495	SK Telecom Co., Ltd. (b)	2,024,481
		24,954,273

	Spain — 0.4%
404,049	Telefonica S.A. (b)	1,932,467

	Sweden — 2.4%
157,560	Tele2 AB, Class B (b)	2,097,415
751,117	Telefonaktiebolaget LM Ericsson, Class B (b)	6,962,521
602,823	Telia Co., AB (b)	2,255,282
		11,315,218

	Switzerland — 0.4%
4,003	Swisscom AG (b)	2,099,178

	Taiwan — 5.5%
3,014,972	ASE Technology Holding Co., Ltd. (b)	6,943,502
544,557	Chunghwa Telecom Co., Ltd. (b)	2,162,683
403,816	MediaTek, Inc. (b)	7,983,696
569,883	Taiwan Mobile Co., Ltd. (b)	2,137,158
122,825	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	6,972,775
		26,199,814

	Turkey — 0.5%
983,266	Turkcell Iletisim Hizmetleri AS (b)	2,344,216

	United Arab Emirates — 0.4%
463,777	Emirates Telecommunications Group Co. PJSC (b)	2,089,968

	United Kingdom — 0.9%
1,433,173	BT Group PLC (b)	2,026,859
1,297,297	Vodafone Group PLC (b)	2,062,385
		4,089,244

	United States — 40.2%
127,962	Advanced Micro Devices, Inc. (c)	6,732,081
26,880	American Tower Corp.	6,949,555
58,454	Analog Devices, Inc.	7,168,798
30,899	Arista Networks, Inc. (c)	6,489,717
68,466	AT&T, Inc.	2,069,727
23,016	Broadcom, Inc.	7,264,080
129,482	Ciena Corp. (c)	7,012,745

Shares	Description	Value
	Common Stocks (a) (Continued)
	United States (Continued)
154,805	Cisco Systems, Inc.	$7,220,105
57,982	CoreSite Realty Corp.	7,019,301
42,061	Crown Castle International Corp.	7,038,908
95,429	CyrusOne, Inc.	6,942,460
50,474	Digital Realty Trust, Inc.	7,172,860
10,230	Equinix, Inc.	7,184,529
49,162	F5 Networks, Inc. (c)	6,857,116
693,360	Hewlett Packard Enterprise Co.	6,746,393
113,237	Intel Corp.	6,774,970
57,284	International Business Machines Corp.	6,918,189
290,640	Juniper Networks, Inc.	6,644,030
69,110	Keysight Technologies, Inc. (c)	6,964,906
92,051	Lumentum Holdings, Inc. (c)	7,495,713
139,329	Micron Technology, Inc. (c)	7,178,230
19,214	NVIDIA Corp.	7,299,591
62,952	Qorvo, Inc. (c)	6,958,084
80,461	QUALCOMM, Inc.	7,338,848
23,310	SBA Communications Corp.	6,944,515
54,792	Skyworks Solutions, Inc.	7,005,705
20,474	T-Mobile US, Inc. (c)	2,132,367
36,592	Verizon Communications, Inc.	2,017,317
15,158	VMware, Inc., Class A (c)	2,347,368
75,330	Xilinx, Inc.	7,411,719
		191,299,927
	Total Common Stocks — 99.6%	474,712,282
	(Cost $455,436,805)

	Money Market Funds — 1.0%
4,467,563	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.13% (g) (h)	4,467,563
	(Cost $4,467,563)

	Total Investments — 100.6%	479,179,845
	(Cost $459,904,368) (i)
	Net Other Assets and Liabilities — (0.6)%	(2,736,167)
	Net Assets — 100.0%	$476,443,678

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.

First Trust Indxx NextG ETF (NXTG)

Portfolio of Investments (Continued)
June 30, 2020 (Unaudited)

(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At June 30, 2020, securities noted as such are valued at $210,894,148 or 44.3% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	Non-income producing security.
(d)	This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”) and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)	All or a portion of this security is on loan for securities lending. The aggregate value of such securities is $4,357,892 and the total value of the collateral held by the Fund is $4,467,563.
(g)	Rate shown reflects yield as of June 30, 2020.
(h)	This security serves as collateral for securities on loan.
(i)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $40,799,500 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $21,524,023. The net unrealized appreciation was $19,275,477.

ADR	-	American Depositary Receipt

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of June 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/20	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Bermuda	$7,113,218	$7,113,218	$—	$—
Brazil	1,944,885	1,944,885	—	—
Canada	5,980,765	5,980,765	—	—
Cayman Islands	15,210,954	8,419,664	6,791,290	—
Finland	9,325,069	7,237,261	2,087,808	—
Guernsey	6,559,942	6,559,942	—	—
India	29,637,695	14,542,613	15,095,082	—
Netherlands	14,575,689	7,523,561	7,052,128	—
Philippines	4,073,128	2,130,236	1,942,892	—
Russia	2,116,301	2,116,301	—	—
South Korea	24,954,273	1,976,986	22,977,287	—
Taiwan	26,199,814	6,972,775	19,227,039	—
United States	191,299,927	191,299,927	—	—
Other Country Categories*	135,720,622	—	135,720,622	—
Money Market Funds	4,467,563	4,467,563	—	—
Total Investments	$479,179,845	$268,285,697	$210,894,148	$—

* See Portfolio of Investments for country breakout.

Sector Allocation	% of Total Long-Term Investments
Information Technology	62.9%
Communication Services	22.6
Real Estate	10.4
Consumer Discretionary	2.7
Industrials	1.4
Total	100.0%

Currency Exposure Diversification	% of Total Investments
United States Dollar	54.7%
Japanese Yen	10.0
Euro	6.9
Hong Kong Dollar	5.8
South Korean Won	4.8
New Taiwan Dollar	4.0
Indian Rupee	3.2
Swedish Krona	2.4
Malaysian Ringgit	1.4
Canadian Dollar	1.3
British Pound Sterling	0.9
South African Rand	0.9
Turkish Lira	0.5
New Zealand Dollar	0.4
Swiss Franc	0.4
United Arab Emirates Dirham	0.4
Australian Dollar	0.4
Qatar Riyal	0.4
Singapore Dollar	0.4
Philippine Peso	0.4
Norwegian Krone	0.4
Total	100.0%

First Trust NASDAQ Global Auto Index Fund (CARZ)

Portfolio of Investments
June 30, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 99.8%
	Bermuda — 1.2%
220,196	Brilliance China Automotive Holdings Ltd. (b)	$199,296

	Cayman Islands — 4.8%
471,325	Geely Automobile Holdings Ltd. (b)	748,819
90,000	Yadea Group Holdings Ltd. (b) (c) (d) (e)	61,702
		810,521

	China — 5.9%
144,383	BAIC Motor Corp., Ltd., Class H (b) (c) (d)	63,186
62,165	BYD Co., Ltd., Class H (b)	484,657
189,091	Dongfeng Motor Group Co., Ltd., Class H (b)	114,040
281,779	Great Wall Motor Co., Ltd., Class H (b)	177,343
239,212	Guangzhou Automobile Group Co., Ltd., Class H (b)	174,282
		1,013,508

	France — 2.8%
18,786	Renault S.A. (b) (e)	480,800

	Germany — 24.2%
11,017	Bayerische Motoren Werke AG (b)	703,330
34,723	Daimler AG (b) (e)	1,412,659
11,849	Porsche Automobil Holding SE (Preference Shares) (b)	686,276
8,747	Volkswagen AG (Preference Shares) (b)	1,329,539
		4,131,804

	Japan — 32.5%
49,935	Honda Motor Co., Ltd. (b)	1,278,020
66,200	Isuzu Motors Ltd. (b)	601,582
54,459	Mazda Motor Corp. (b)	329,035
62,300	Mitsubishi Motors Corp. (b)	154,406
173,276	Nissan Motor Co., Ltd. (b)	642,585
29,165	Subaru Corp. (b)	610,706
18,559	Suzuki Motor Corp. (b)	633,718
20,576	Toyota Motor Corp. (b)	1,293,903
		5,543,955

	Malaysia — 0.2%
61,500	DRB-Hicom Bhd (b)	24,768
21,193	UMW Holdings Bhd (b)	12,728
		37,496

	Singapore — 0.8%
9,000	Jardine Cycle & Carriage Ltd. (b)	131,342

	South Korea — 7.4%
8,146	Hyundai Motor Co. (b)	669,140

Shares	Description	Value
	Common Stocks (a) (Continued)
	South Korea (Continued)
21,704	Kia Motors Corp. (b)	$586,498
		1,255,638

	Taiwan — 0.5%
22,575	China Motor Corp. (b)	28,268
77,895	Yulon Motor Co., Ltd. (b)	57,346
		85,614

	United Kingdom — 0.3%
81,493	Aston Martin Lagonda Global Holdings PLC (b) (c) (d) (e)	49,974

	United States — 19.2%
112,895	Ford Motor Co.	686,402
24,908	General Motors Co.	630,172
11,955	Harley-Davidson, Inc.	284,170
1,544	Tesla, Inc. (e)	1,667,227
		3,267,971

	Total Investments — 99.8%	17,007,919
	(Cost $20,562,554) (f)
	Net Other Assets and Liabilities — 0.2%	42,264
	Net Assets — 100.0%	$17,050,183

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At June 30, 2020, securities noted as such are valued at $13,739,948 or 80.6% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”) and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

First Trust NASDAQ Global Auto Index Fund (CARZ)

Portfolio of Investments
June 30, 2020 (Unaudited)

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	Non-income producing security.
(f)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,497,309 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $5,051,944. The net unrealized depreciation was $3,554,635.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
United States	$3,267,971	$3,267,971	$—	$—
Other Country Categories*	13,739,948	—	13,739,948	—
Total Investments	$17,007,919	$3,267,971	$13,739,948	$—

* See Portfolio of Investments for country breakout.

Sector Allocation	% of Total Long-Term Investments
Consumer Discretionary	100.0%
Total	100.0%

Currency Exposure Diversification	% of Total Investments
Japanese Yen	32.6%
Euro	27.1
United States Dollar	19.2
Hong Kong Dollar	11.9
South Korean Won	7.4
Singapore Dollar	0.8
New Taiwan Dollar	0.5
British Pound Sterling	0.3
Malaysian Ringgit	0.2
Total	100.0%

First Trust Cloud Computing ETF (SKYY)

Portfolio of Investments
June 30, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 100.0%
	Canada — 3.0%
673,754	Open Text Corp.	$28,621,070
110,802	Shopify, Inc., Class A (b)	105,173,258
		133,794,328

	Cayman Islands — 3.9%
809,716	Alibaba Group Holding Ltd., ADR (b)	174,655,741

	Germany — 1.4%
436,970	SAP SE, ADR	61,175,800

	Jersey — 0.6%
669,887	Mimecast Ltd. (b)	27,907,493

	Netherlands — 0.7%
325,747	Elastic N.V. (b)	30,037,131

	United Kingdom — 1.8%
453,116	Atlassian Corp. PLC, Class A (b)	81,683,221

	United States — 88.6%
217,187	Adobe, Inc. (b)	94,543,673
1,058,132	Akamai Technologies, Inc. (b)	113,315,356
117,142	Alphabet, Inc., Class A (b)	166,113,213
68,762	Amazon.com, Inc. (b)	189,701,981
609,486	Anaplan, Inc. (b)	27,615,811
176,571	Appfolio, Inc., Class A (b)	28,729,867
982,712	Appian Corp. (b) (c)	50,363,990
599,415	Arista Networks, Inc. (b)	125,895,132
261,424	Avalara, Inc. (b)	34,792,920
477,529	Blackbaud, Inc.	27,257,355
376,681	Blackline, Inc. (b)	31,230,622
1,400,785	Box, Inc., Class A (b)	29,080,297
14,235,860	CenturyLink, Inc.	142,785,676
2,341,086	Cisco Systems, Inc.	109,188,251
755,808	Citrix Systems, Inc.	111,791,561
5,461,014	Cloudera, Inc. (b)	69,464,098
962,772	Cloudflare, Inc., Class A (b)	34,611,653
724,131	Cornerstone OnDemand, Inc. (b)	27,922,491
123,018	Coupa Software, Inc. (b)	34,080,907
318,734	Crowdstrike Holdings, Inc., Class A (b)	31,965,833
200,290	DocuSign, Inc. (b)	34,491,941
1,240,041	Dropbox, Inc., Class A (b)	26,995,693
191,353	Everbridge, Inc. (b)	26,475,601
1,946,299	Fastly, Inc., Class A (b)	165,688,434
2,242,609	FireEye, Inc. (b)	27,303,765
805,787	Five9, Inc. (b)	89,176,447
8,647,076	Hewlett Packard Enterprise Co.	84,136,049
419,940	HubSpot, Inc. (b)	94,213,539
672,248	International Business Machines Corp.	81,187,391
96,408	Intuit, Inc.	28,555,086
916,378	Microsoft Corp.	186,492,087
674,508	MicroStrategy, Inc., Class A (b)	79,787,551
602,903	MongoDB, Inc. (b)	136,461,065

Shares	Description	Value
	Common Stocks (a) (Continued)
	United States (Continued)
1,885,119	NetApp, Inc.	$83,642,730
423,093	New Relic, Inc. (b)	29,151,108
3,489,737	Nutanix, Inc., Class A (b)	82,724,216
3,123,044	Oracle Corp.	172,610,642
118,966	Palo Alto Networks, Inc. (b)	27,322,921
94,165	Paycom Software, Inc. (b)	29,165,725
4,767,923	Pure Storage, Inc., Class A (b)	82,628,106
338,750	Q2 Holdings, Inc. (b)	29,061,362
480,365	salesforce.com, Inc. (b)	89,986,775
216,436	ServiceNow, Inc. (b)	87,669,566
485,388	Smartsheet, Inc., Class A (b)	24,715,957
451,801	Splunk, Inc. (b)	89,772,859
1,388,965	SVMK, Inc. (b)	32,696,236
523,819	Tabula Rasa HealthCare, Inc. (b) (c)	28,668,614
1,307,229	Teradata Corp. (b)	27,190,363
424,920	Twilio, Inc., Class A (b)	93,235,946
127,873	Veeva Systems, Inc., Class A (b)	29,975,989
1,074,590	VMware, Inc., Class A (b)	166,411,007
152,584	Workday, Inc., Class A (b)	28,588,138
628,373	Workiva, Inc. (b)	33,611,672
326,384	Zendesk, Inc. (b)	28,894,776
155,936	Zoom Video Communications, Inc., Class A (b)	39,536,013
285,329	Zscaler, Inc. (b)	31,243,526
2,330,365	Zuora, Inc., Class A (b)	29,712,154
		3,939,631,737
	Total Common Stocks — 100.0%	4,448,885,451
	(Cost $3,745,335,301)

	Money Market Funds — 1.4%
63,736,996	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.13% (d) (e)	63,736,996
	(Cost $63,736,996)

	Total Investments — 101.4%	4,512,622,447
	(Cost $3,809,072,297) (f)
	Net Other Assets and Liabilities — (1.4)%	(64,140,682)
	Net Assets — 100.0%	$4,448,481,765

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.

First Trust Cloud Computing ETF (SKYY)

Portfolio of Investments (Continued)
June 30, 2020 (Unaudited)

(c)	All or a portion of this security is on loan for securities lending. The aggregate value of such securities is $63,789,963 and the total value of the collateral held by the Fund is $63,736,996. The collateral requirements are determined at the beginning of each business day based on the market value of the loaned securities from the end of the prior day. On June 30, 2020, there was sufficient collateral based on the end of day market value from the prior business day; however, as a result of market movement from June 29 to June 30, the value of the related securities loaned was above the collateral value received.
(d)	Rate shown reflects yield as of June 30, 2020.
(e)	This security serves as collateral for securities on loan.
(f)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $779,360,345 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $75,810,195. The net unrealized appreciation was $703,550,150.

ADR	-	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$4,448,885,451	$—	$—
Money Market Funds	63,736,996	—	—
Total Investments	$4,512,622,447	$—	$—

* See Portfolio of Investments for country breakout.

Sector Allocation	% of Total Long-Term Investments
Information Technology	83.6%
Consumer Discretionary	8.2
Communication Services	6.9
Health Care	1.3
Total	100.0%

First Trust International Equity Opportunities ETF (FPXI)

Portfolio of Investments
June 30, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 99.6%
	Belgium — 2.1%
24,629	UCB S.A. (b)	$2,858,095

	Brazil — 0.7%
68,580	Magazine Luiza S.A.	905,471

	Canada — 5.5%
46,442	GFL Environmental, Inc.	871,716
7,058	Shopify, Inc., Class A (c)	6,699,454
		7,571,170

	Cayman Islands — 37.2%
15,857	Alibaba Group Holding Ltd., ADR (c)	3,420,355
13,122	Bilibili, Inc., ADR (c)	607,811
1,509,210	China Feihe Ltd. (b) (d) (e)	3,041,217
629,838	Country Garden Services Holdings Co., Ltd. (b)	2,940,309
394,819	Ever Sunshine Lifestyle Services Group Ltd. (b) (e)	615,895
35,303	GDS Holdings Ltd., ADR (c)	2,812,237
425,766	Haidilao International Holding Ltd. (b) (d) (e)	1,809,482
238,492	Koolearn Technology Holding Ltd. (b) (c) (d) (e)	962,514
247,288	Meituan Dianping, Class B (b) (c) (e)	5,525,991
57,320	Pinduoduo, Inc., ADR (c)	4,920,349
135,153	Ping An Healthcare and Technology Co., Ltd. (b) (c) (d) (e)	2,072,103
45,249	Sea Ltd., ADR (c)	4,852,503
43,266	StoneCo., Ltd., Class A (c)	1,676,990
246,586	Wuxi Biologics Cayman, Inc. (b) (c) (d) (e)	4,526,238
2,434,020	Xiaomi Corp., Class B (b) (c) (d) (e)	4,044,740
48,914	XP, Inc., Class A (c)	2,054,877
129,856	Yihai International Holding Ltd. (b)	1,338,173
12,510	Zai Lab Ltd., ADR (c)	1,027,446
72,794	ZTO Express Cayman, Inc., ADR	2,672,268
		50,921,498

	China — 2.6%
6,243,862	Postal Savings Bank of China Co., Ltd., Class H (b) (d) (e)	3,597,840

	Denmark — 6.2%
137,771	Genmab A/S, ADR (c)	4,669,059
33,712	Orsted A/S (d) (e)	3,890,413
		8,559,472

	France — 4.2%
48,374	La Francaise des Jeux SAEM (b) (d) (e)	1,495,145
41,357	Sanofi (b)	4,217,760
		5,712,905

Shares	Description	Value
	Common Stocks (a) (Continued)
	Germany — 9.1%
256,423	E. ON SE (b)	$2,894,406
38,536	HelloFresh SE (b) (c)	2,061,470
113,963	Siemens Healthineers AG (b) (d) (e)	5,477,962
37,985	TeamViewer AG (b) (c) (d) (e)	2,069,751
		12,503,589

	Italy — 1.7%
132,492	Nexi S.p.A. (b) (c) (d) (e)	2,297,473

	Japan — 5.4%
32,800	Mercari, Inc. (b) (c)	1,018,479
40,100	SG Holdings Co., Ltd. (b)	1,308,609
394,100	Softbank Corp. (b)	5,023,291
		7,350,379

	Mexico — 0.8%
539,820	Becle SAB de CV	1,037,623

	Netherlands — 10.6%
3,949	Adyen N.V. (c) (d) (e)	5,747,718
42,101	JDE Peet’s BV (c)	1,706,593
21,972	Just Eat Takeaway.com N.V. (b) (c) (d) (e)	2,296,613
51,429	Prosus N.V. (b) (c)	4,795,090
		14,546,014

	Norway — 0.5%
46,493	Scatec Solar ASA (b) (d) (e)	759,890

	Saudi Arabia — 4.0%
51,711	Dr. Sulaiman Al Habib Medical Services Group Co. (c)	1,038,080
506,521	Saudi Arabian Oil Co. (b) (d) (e)	4,396,999
		5,435,079

	Spain — 2.9%
65,056	Cellnex Telecom S.A. (b) (d) (e)	3,973,456

	Sweden — 2.9%
81,159	Embracer Group AB (b) (c)	1,140,427
26,833	Evolution Gaming Group AB (b) (d) (e)	1,593,763
14,922	Sinch AB (b) (c) (d) (e)	1,284,249
		4,018,439

	Switzerland — 0.7%
12,659	Galenica AG (b) (d) (e)	907,591

	United States — 2.5%
71,501	Yum China Holdings, Inc.	3,437,053

	Total Investments — 99.6%	136,393,037
	(Cost $111,345,161) (f)
	Net Other Assets and Liabilities — 0.4%	543,896
	Net Assets — 100.0%	$136,936,933

First Trust International Equity Opportunities ETF (FPXI)

Portfolio of Investments (Continued)
June 30, 2020 (Unaudited)

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At June 30, 2020, securities noted as such are valued at $82,345,021 or 60.1% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	Non-income producing security.
(d)	This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”) and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $25,428,386 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $380,510. The net unrealized appreciation was $25,047,876.

ADR	-	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Brazil	$905,471	$905,471	$—	$—
Canada	7,571,170	7,571,170	—	—
Cayman Islands	50,921,498	24,044,836	26,876,662	—
Denmark	8,559,472	8,559,472	—	—
Mexico	1,037,623	1,037,623	—	—
Netherlands	14,546,014	7,454,311	7,091,703	—
Saudi Arabia	5,435,079	1,038,080	4,396,999	—
United States	3,437,053	3,437,053	—	—
Other Country Categories*	43,979,657	—	43,979,657	—
Total Investments	$136,393,037	$54,048,016	$82,345,021	$—

* See Portfolio of Investments for country breakout.

Sector Allocation	% of Total Long-Term Investments
Consumer Discretionary	25.1%
Health Care	19.7
Information Technology	19.5
Communication Services	11.4
Industrials	6.2
Utilities	5.5
Consumer Staples	5.2
Financials	4.2
Energy	3.2
Total	100.0%

Currency Exposure Diversification	% of Total Investments
Euro	30.7%
United States Dollar	29.1
Hong Kong Dollar	22.3
Japanese Yen	5.4
Saudi Riyal	4.0
Swedish Krona	2.9
Danish Krone	2.8
Mexican Peso	0.8
Swiss Franc	0.7
Brazilian Real	0.7
Norwegian Krone	0.6
Total	100.0%

First Trust Nasdaq Cybersecurity ETF (CIBR)

Portfolio of Investments
June 30, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 99.4%
	France — 1.9%
442,011	Thales S.A. (b)	$35,774,200

	Israel — 6.2%
496,335	Check Point Software Technologies Ltd. (c)	53,321,269
524,501	CyberArk Software Ltd. (c)	52,067,214
268,643	Radware Ltd. (c)	6,337,289
219,242	Tufin Software Technologies Ltd. (c)	2,093,761
		113,819,533

	Japan — 2.6%
850,136	Trend Micro, Inc. (b)	47,509,421

	Jersey — 1.8%
803,725	Mimecast Ltd. (c)	33,483,183

	South Korea — 0.4%
195,679	Ahnlab, Inc. (b)	8,195,928

	United Kingdom — 4.2%
2,943,694	Avast PLC (b) (d) (e)	19,239,519
8,873,088	BAE Systems PLC (b)	53,056,116
464,287	NCC Group PLC (b)	1,027,847
207,420	Ultra Electronics Holdings PLC (b)	5,115,021
		78,438,503

	United States — 82.3%
426,963	A10 Networks, Inc. (c)	2,907,618
514,486	Akamai Technologies, Inc. (c)	55,096,306
682,452	Booz Allen Hamilton Holding Corp.	53,087,941
373,758	Broadcom, Inc.	117,961,762
2,276,537	Cisco Systems, Inc.	106,177,686
1,872,447	Cloudflare, Inc., Class A (c)	67,314,470
1,239,773	Crowdstrike Holdings, Inc., Class A (c)	124,336,834
375,608	F5 Networks, Inc. (c)	52,389,804
3,692,728	FireEye, Inc. (c)	44,958,963
391,028	Fortinet, Inc. (c)	53,676,413
328,377	Itron, Inc. (c)	21,754,976
2,243,700	Juniper Networks, Inc.	51,290,982
516,974	Leidos Holdings, Inc.	48,424,955
205,677	ManTech International Corp., Class A	14,086,818
815,853	MobileIron, Inc. (c)	4,022,155
556,616	Okta, Inc. (c)	111,451,222
237,385	OneSpan, Inc. (c)	6,630,163
231,365	Palo Alto Networks, Inc. (c)	53,137,599
468,147	Proofpoint, Inc. (c)	52,020,495
427,117	Qualys, Inc. (c)	44,428,710
706,900	Rapid7, Inc. (c)	36,066,038
313,362	Ribbon Communications, Inc. (c)	1,231,513
1,062,348	Sailpoint Technologies Holdings, Inc. (c)	28,120,352

Shares	Description	Value
	Common Stocks (a) (Continued)
	United States (Continued)
530,595	Science Applications International Corp.	$41,216,620
585,787	Splunk, Inc. (c)	116,395,877
446,979	Tenable Holdings, Inc. (c)	13,324,444
319,150	Varonis Systems, Inc. (c)	28,238,392
248,536	VeriSign, Inc. (c)	51,404,701
348,316	VMware, Inc., Class A (c)	53,940,216
917,439	Zix Corp. (c)	6,330,329
554,923	Zscaler, Inc. (c)	60,764,068
		1,522,188,422

	Total Investments — 99.4%	1,839,409,190
	(Cost $1,585,765,759) (f)
	Net Other Assets and Liabilities — 0.6%	10,454,036
	Net Assets — 100.0%	$1,849,863,226

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At June 30, 2020, securities noted as such are valued at $169,918,052 or 9.2% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	Non-income producing security.
(d)	This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”) and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

First Trust Nasdaq Cybersecurity ETF (CIBR)

Portfolio of Investments (Continued)
June 30, 2020 (Unaudited)

(f)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $283,679,812 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $30,036,381. The net unrealized appreciation was $253,643,431.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Israel	$113,819,533	$113,819,533	$—	$—
Jersey	33,483,183	33,483,183	—	—
United States	1,522,188,422	1,522,188,422	—	—
Other Country Categories*	169,918,052	—	169,918,052	—
Total Common Stocks	$1,839,409,190	$1,669,491,138	$169,918,052	$—

* See Portfolio of Investments for country breakout.

Sector Allocation	% of Total Long-Term Investments
Information Technology	94.9%
Industrials	5.1
Total	100.0%

Currency Exposure Diversification	% of Total Investments
United States Dollar	90.8%
British Pound Sterling	4.3
Japanese Yen	2.6
Euro	1.9
South Korean Won	0.4
Total	100.0%

First Trust Exchange-Traded Fund II

Additional Information

June 30, 2020 (Unaudited)

Valuation Inputs

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.

• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)

• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Licensing Information

First Trust BICK Index Fund

First Trust Cloud Computing ETF

First Trust Global Engineering and Construction ETF

First Trust Nasdaq Cybersecurity ETF

First Trust NASDAQ Global Auto Index Fund

Nasdaq®, OMX®, NASDAQ OMX®, and ISE BICK™ Index, ISE CTA Cloud Computing™ Index, ISE Global Engineering and Construction™ Index, Nasdaq CTA Cybersecurity IndexSM, and NASDAQ OMX Global Auto Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.

First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund

First Trust Global Wind Energy ETF

Nasdaq®, NASDAQ OMX®, Clean Edge® and NASDAQ OMX® Clean Edge® Smart Grid Infrastructure IndexSM and ISE Clean Edge Global Wind Energy Index ("the Nasdaq Indexes") are registered trademarks and service marks of Nasdaq, Inc. and Clean Edge, Inc., respectively (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.

First Trust Dow Jones Global Select Dividend Index Fund

Dow Jones Global Select Dividend Index (“Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by First Trust. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product nor do they have any liability for any errors, omissions, or interruptions of the Index.

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund

First Trust Exchange-Traded Fund II

Additional Information (Continued)

June 30, 2020 (Unaudited)

The First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (the “Fund”) has been developed solely by First Trust. The Fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings, including FTSE International Limited (collectively, the “LSE Group”), European Public Real Estate Association ("EPRA”), or the National Association of Real Estate Investments Trusts (“Nareit”) (and together the “Licensor Parties”). FTSE Russell is a trading name of certain of the LSE Group companies. All rights in the FTSE EPRA/NAREIT Developed Index (the “Index”) vest in the Licensor Parties. “FTSE®” and “FTSE Russell®” are trademarks of the relevant LSE Group company and are used by any other LSE Group company under license. “Nareit®” is a trade mark of Nareit, “EPRA®” is a trademark of EPRA and all are used by the LSE Group under license. The Index is calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner. The Licensor Parties do not accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the Fund. The Licensor Parties makes no claim, prediction, warranty or representation either as to the results to be obtained from the Fund or the suitability of the Index for the purpose to which it is being put by First Trust.

First Trust Indxx Global Agriculture ETF

First Trust Indxx Global Natural Resources Income ETF

Indxx, Indxx Global Agriculture Index, and Indxx Global Natural Resources Income Index (“Index”) are trademarks of Indxx, LLC (“Indxx”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Indxx and Indxx makes no representation regarding the advisability of trading in such product. The Index is determined, composed and calculated by Indxx without regard to First Trust or the Fund.

First Trust International Equity Opportunities ETF

IPOX® and IPOX® International Index are registered international trademarks and service marks of IPOX® Schuster LLC (“IPOX”) and have been licensed for use by First Trust. The Fund is not sponsored, endorsed, sold or promoted by IPOX, and IPOX makes no representation regarding the advisability of trading in such Fund.

First Trust STOXX® European Select Dividend Index Fund

The STOXX Europe Select Dividend 30 Index (“STOXX Index”) and the trademarks used in the index name are the intellectual property of STOXX Limited, Zurich, Switzerland (“STOXX”), Deutsche Börse Group and/or their licensors. The STOXX Index is used under license from STOXX. The Fund is in no way sponsored, endorsed, sold or promoted by STOXX and/or its licensors and neither STOXX nor its licensors shall have any liability with respect thereto.

First Trust IPOX® Europe Equity Opportunities ETF (FPXE)

Portfolio of Investments
June 30, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 99.7%
	Austria — 0.3%
202	BAWAG Group AG (b) (c) (d) (e)	$6,990

	Belgium — 3.5%
705	UCB S.A. (b)	81,812

	Cayman Islands — 0.6%
770	Farfetch Ltd., Class A (e)	13,298

	Cyprus — 0.1%
91	HeadHunter Group PLC, ADR	2,128

	Denmark — 8.4%
96	Ascendis Pharma A/S, ADR (e)	14,198
237	Genmab A/S (b) (e)	79,915
159	Netcompany Group A/S (b) (c) (d) (e)	10,450
743	Orsted A/S (c) (d)	85,743
362	Scandinavian Tobacco Group A/S (b) (c) (d)	5,346
67	Zealand Pharma A/S, ADR (e)	2,345
		197,997

	Finland — 0.7%
672	Kojamo OYJ (b)	14,202
107	Tokmanni Group Corp. (b)	1,587
		15,789

	France — 11.0%
733	Amundi S.A. (b) (c) (d) (e)	57,623
692	La Francaise des Jeux SAEM (b) (c) (d)	21,388
193	Neoen S.A. (b) (c) (d) (e)	7,846
1,252	Sanofi (b)	127,684
497	Worldline S.A. (b) (c) (d) (e)	43,333
		257,874

	Germany — 18.2%
456	BioNTech SE, ADR (e)	30,433
451	Delivery Hero SE (b) (c) (d) (e)	46,348
362	DWS Group GmbH & Co. KGaA (b) (c) (d) (e)	13,190
5,983	E. ON SE (b)	67,534
376	HelloFresh SE (b) (e)	20,114
365	Knorr-Bremse AG (b) (e)	37,042
262	MorphoSys AG, ADR (e)	8,298
292	Scout24 AG (b) (c) (d)	22,591
2,265	Siemens Healthineers AG (b) (c) (d)	108,874
453	TeamViewer AG (b) (c) (d) (e)	24,683
680	Traton SE (b) (e)	13,285
829	Uniper SE (b)	26,751
73	Varta AG (b) (e)	8,238
		427,381

	Israel — 0.9%
74	Kornit Digital Ltd. (e)	3,950
71	Wix.com Ltd. (e)	18,192
		22,142

Shares	Description	Value
	Common Stocks (a) (Continued)
	Italy — 2.7%
1,305	Infrastrutture Wireless Italiane S.p.A. (b) (c) (d)	$13,100
1,466	Italgas S.p.A. (b)	8,531
1,991	Nexi S.p.A. (b) (c) (d) (e)	34,525
1,812	Pirelli & C S.p.A. (b) (c) (d) (e)	7,709
		63,865

	Jersey — 0.3%
155	Wizz Air Holdings PLC (b) (c) (d) (e)	6,404

	Luxembourg — 5.3%
108	Globant S.A. (e)	16,184
421	Spotify Technology S.A. (e)	108,698
		124,882

	Netherlands — 20.4%
68	Adyen N.V. (c) (d) (e)	98,973
170	Argenx SE, ADR (e)	38,289
450	Ferrari N.V. (b)	77,082
461	GrandVision N.V. (b) (c) (d) (e)	13,134
143	IMCD N.V. (b) (e)	13,485
164	Intertrust N.V. (c) (d)	2,793
904	JDE Peet’s BV (e)	36,644
310	Just Eat Takeaway.com N.V. (b) (c) (d) (e)	32,403
1,766	Prosus N.V. (b) (e)	164,657
26	Shop Apotheke Europe N.V. (c) (d) (e)	3,108
		480,568

	Norway — 1.1%
1,241	Adevinta ASA (b) (e)	12,561
454	Europris ASA (b) (c) (d)	2,201
379	Fjordkraft Holding ASA (b) (c) (d)	3,114
183	Pexip Holding ASA (e)	1,597
437	Scatec Solar ASA (b) (c) (d) (e)	7,142
		26,615

	Spain — 2.3%
873	Cellnex Telecom S.A. (b) (c) (d)	53,321

	Sweden — 6.9%
191	AcadeMedia AB (b) (c) (d)	1,298
195	BHG Group AB (b) (e)	1,728
368	Bravida Holding AB (b) (c) (d) (e)	3,518
68	Cibus Nordic Real Estate AB (b)	1,019
871	Embracer Group AB (b) (e)	12,239
1,900	EQT AB (b)	34,259
411	Evolution Gaming Group AB (b) (c) (d)	24,411
177	Karnov Group AB (b)	1,058
181	Lifco AB, Class B (b)	11,542
246	Medicover AB, Class B (b) (e)	2,539
47	MIPS AB (b) (d)	1,630
111	Oncopeptides AB (b) (c) (d) (e)	1,560

First Trust IPOX® Europe Equity Opportunities ETF (FPXE)

Portfolio of Investments (Continued)
June 30, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks (a) (Continued)
	Sweden (Continued)
191	Paradox Interactive AB (b)	$4,133
3,114	Samhallsbyggnadsbolaget i Norden AB (b)	8,001
187	Sinch AB (b) (c) (d) (e)	16,094
117	Stillfront Group AB (b) (e)	10,518
1,331	Tele2 AB, Class B (b)	17,718
374	Thule Group AB (b) (c) (d)	9,496
		162,761

	Switzerland — 12.2%
256	ADC Therapeutics S.A. (e)	11,983
974	Alcon, Inc. (b) (e)	55,965
166	CRISPR Therapeutics AG (e)	12,199
136	Galenica AG (b) (c) (d)	9,751
36	Medacta Group S.A. (b) (c) (d) (e)	2,894
1,788	Novartis AG (b)	155,773
638	SIG Combibloc Group AG (b)	10,381
503	Softwareone Holding AG (b)	12,531
60	VAT Group AG (b) (c) (d)	11,020
17	Zur Rose Group AG (b) (e)	4,652
		287,149

	United Kingdom — 4.0%
2,754	Aston Martin Lagonda Global Holdings PLC (b) (c) (d) (e)	1,689
184	Atlantica Sustainable Infrastructure PLC	5,354
2,317	Avast PLC (b) (c) (d)	15,144
993	Calisen PLC (b) (e)	2,218
1,126	Civitas Social Housing PLC (b) (d)	1,531
3,987	ConvaTec Group PLC (b) (c) (d)	9,629
123	Endava PLC, ADR (e)	5,941
1,532	Finablr PLC (b) (c) (e) (f)	209
1,812	Helios Towers PLC (b) (e)	3,344
1,501	IntegraFin Holdings PLC (b) (d)	8,510
894	John Laing Group PLC (b) (c) (d)	3,873
4,711	M&G PLC (b)	9,782
906	Network International Holdings PLC (b) (c) (d) (e)	4,960
1,128	Ninety One PLC (b) (e)	2,897
4,211	Quilter PLC (b) (c) (d)	7,247
2,178	Trainline PLC (b) (c) (d) (e)	11,738
954	Triple Point Social Housing REIT PLC (c) (d)	1,158
		95,224

	United States — 0.8%
135	SolarEdge Technologies, Inc. (e)	18,735

Description	Value
Total Investments — 99.7%	$2,344,935
(Cost $1,893,121) (g)
Net Other Assets and Liabilities — 0.3%	7,116
Net Assets — 100.0%	$2,352,051

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At June 30, 2020, securities noted as such are valued at $1,804,694 or 76.7% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange (“NYSE”) close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act") and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	Non-income producing security.
(f)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors, L.P., the Fund’s advisor.
(g)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $467,593 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $15,779. The net unrealized appreciation was $451,814.

ADR	-	American Depositary Receipt

First Trust IPOX® Europe Equity Opportunities ETF (FPXE)

Portfolio of Investments (Continued)
June 30, 2020 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of June 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Cayman Islands	$13,298	$13,298	$—	$—
Cyprus	2,128	2,128	—	—
Denmark	197,997	102,286	95,711	—
Germany	427,381	38,731	388,650	—
Israel	22,142	22,142	—	—
Luxembourg	124,882	124,882	—	—
Netherlands	480,568	179,807	300,761	—
Norway	26,615	1,597	25,018	—
Switzerland	287,149	24,182	262,967	—
United Kingdom	95,224	12,453	82,771	—
United States	18,735	18,735	—	—
Other Country Categories*	648,816	—	648,816	—
Total Common Stocks	$2,344,935	$540,241	$1,804,694	$—

* See Portfolio of Investments for country breakout.

Sector Allocation	% of Total Long-Term Investments
Health Care	32.2%
Consumer Discretionary	19.4
Information Technology	13.7
Communication Services	11.1
Utilities	9.0
Financials	6.0
Industrials	5.1
Consumer Staples	2.0
Real Estate	1.1
Materials	0.4
Total	100.0%

Currency Exposure Diversification	% of Total Investments
Euro	55.9%
United States Dollar	13.2
Swiss Franc	11.2
Danish Krone	7.7
Swedish Krona	7.0
British Pound Sterling	3.9
Norwegian Krone	1.1
Total	100.0%

First Trust Dow Jones International Internet ETF (FDNI)

Portfolio of Investments
June 30, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 99.5%
	Australia — 1.0%
3,370	Afterpay Ltd. (b) (c)	$145,542

	Canada — 9.9%
1,594	Shopify, Inc., Class A (c)	1,514,359

	Cayman Islands — 47.2%
1,378	58.com, Inc., ADR (c)	74,329
6,313	Alibaba Group Holding Ltd., ADR (c)	1,361,714
852	Autohome, Inc., ADR	64,326
4,063	Baidu, Inc., ADR (c)	487,113
11,897	JD.com, Inc., ADR (c)	715,962
52,691	Meituan Dianping, Class B (b) (c) (d)	1,177,453
1,181	NetEase, Inc., ADR	507,098
2,673	Pagseguro Digital Ltd., Class A (c)	94,464
5,350	Pinduoduo, Inc., ADR (c)	459,244
3,600	Sea Ltd., ADR (c)	386,064
24,553	Tencent Holdings Ltd. (b)	1,573,305
6,336	Trip.com Group Ltd., ADR (c)	164,229
5,689	Vipshop Holdings Ltd., ADR (c)	113,268
		7,178,569

	Germany — 3.6%
2,064	Delivery Hero SE (b) (c) (d) (e)	212,111
1,501	Scout24 AG (b) (d) (e)	116,128
1,756	United Internet AG (b)	74,607
1,970	Zalando SE (b) (c) (d) (e)	139,752
		542,598

	Isle of Man — 0.5%
8,579	GVC Holdings PLC (b)	78,634

	Israel — 1.2%
696	Wix.com Ltd. (c)	178,329

	Japan — 5.2%
6,300	M3, Inc. (b)	267,631
6,800	Nexon Co., Ltd. (b)	153,384
12,100	Rakuten, Inc. (b)	106,879
39,400	Z Holdings Corp. (b)	193,365
2,900	ZOZO, Inc. (b)	64,647
		785,906

	Luxembourg — 2.5%
1,490	Spotify Technology S.A. (c)	384,703

	Netherlands — 9.6%
363	Adyen N.V. (c) (d) (e)	528,342
1,611	Just Eat Takeaway.com N.V. (b) (c) (d) (e)	168,389
6,268	Prosus N.V. (b) (c)	584,410
3,664	Yandex N.V., Class A (c)	183,273
		1,464,414

	New Zealand — 0.7%
1,622	Xero Ltd. (b) (c)	101,886

Shares	Description	Value
	Common Stocks (a) (Continued)
	South Africa — 7.8%
6,497	Naspers Ltd., Class N (b)	$1,194,021

	South Korea — 5.5%
788	Kakao Corp. (b)	176,829
2,145	NAVER Corp. (b)	482,589
238	NCSoft Corp. (b)	177,055
		836,473

	United Kingdom — 4.8%
1,867	Atlassian Corp. PLC, Class A (c)	336,564
14,378	Auto Trader Group PLC (b) (d) (e)	93,612
8,706	Ocado Group PLC (b) (c)	218,784
13,152	Rightmove PLC (b)	88,901
		737,861

	Total Investments — 99.5%	15,143,295
	(Cost $12,019,848) (f)
	Net Other Assets and Liabilities — 0.5%	74,685
	Net Assets — 100.0%	$15,217,980

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At June 30, 2020, securities noted as such are valued at $7,589,914 or 49.9% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	Non-income producing security.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(e)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

First Trust Dow Jones International Internet ETF (FDNI)

Portfolio of Investments (Continued)
June 30, 2020 (Unaudited)

(f)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $3,258,971 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $135,524. The net unrealized appreciation was $3,123,447.

ADR	-	American Depositary Receipt

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of June 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Canada	$1,514,359	$1,514,359	$—	$—
Cayman Island	7,178,569	4,427,811	2,750,758	—
Israel	178,329	178,329	—	—
Luxembourg	384,703	384,703	—	—
Netherlands	1,464,414	711,615	752,799	—
United Kingdom	737,861	336,564	401,297	—
Other Country Categories*	3,685,060	—	3,685,060	—
Total Investments	$15,143,295	$7,553,381	$7,589,914	$—

* See Portfolio of Investments for country breakout.

Sector Allocation	% of Total Long-Term Investments
Consumer Discretionary	44.6%
Communication Services	34.5
Information Technology	19.1
Health Care	1.8
Total	100.0%

Currency Exposure Diversification	% of Total Investments
United States Dollar	36.4%
Hong Kong Dollar	18.2
Euro	12.0
Canadian Dollar	10.0
South African Rand	7.9
South Korean Won	5.5
Japanese Yen	5.2
British Pound Sterling	3.2
Australian Dollar	1.6
Total	100.0%

First Trust Exchange-Traded Fund II

Additional Information

June 30, 2020 (Unaudited)

Valuation Inputs

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.

• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)

• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Licensing Information

First Trust Dow Jones International Internet ETF (FDNI)

Dow Jones International Internet Index (“Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by First Trust. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product nor do they have any liability for any errors, omissions, or interruptions of the Index.

First Trust IPOX® Europe Equity Opportunities ETF (FPXE)

IPOX® and IPOX® 100 Europe Index are registered international trademarks and service marks of IPOX® Schuster LLC (“IPOX”) and have been licensed for use by First Trust. The Fund is not sponsored, endorsed, sold or promoted by IPOX, and IPOX makes no representation regarding the advisability of trading in such Fund.